UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: September 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Global High Income Fund

(NYSE: AWF)

September 30, 2014

Semi-Annual Report

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 11, 2014

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September, 2014. The Fund is a closed-end fund that trades on the New York Stock Exchange.

Investment Objective and Policies

The Fund seeks high current income, and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-U.S. currencies as well as those denominated in the U.S. dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of U.S. and non-U.S. corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 4-5 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 97-99.

Investment Results

The table on page 6 shows the Fund’s performance compared with its blended benchmark and its components for the six- and 12-month periods ended September 30, 2014. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”, local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”), and the Barclays U.S. Corporate High Yield (“HY”) 2% Issuer Capped Index.

Individual performance for each of these indices is also included for both time periods.

The Fund outperformed the blended benchmark for both the six- and 12-month periods; an underweight to local emerging-market debt, which underperformed, contributed to returns, as did the Fund’s overall currency exposure. Within the Fund’s currency positioning, an underweight to the Russian ruble, South African rand and Australian dollar versus an overweight in the U.S. dollar, also contributed for both periods. Sector selection, specifically exposure to non-agency mortgages, as well as investment-grade and select emerging-market corporates, were positive contributors for both periods. Within the Fund’s U.S. high yield holdings, an overweight to banks, as well as security selection in consumer non-cyclicals and communications, helped for both periods. Within the Fund’s emerging-market allocation, an overweight to the Ivory Coast and underweight to Russia contributed positively during both periods, as did exposure to both hard and local currency in the Dominican Republic. For both periods, an allocation to bank loans detracted. An underweight in the Polish zloty contributed for the six-month period, while an overweight to U.S. high yield contributed for the 12-month period. Security selection in Argentina detracted for both periods.

The Fund utilized derivatives including Treasury futures and interest rate swaps to manage the overall duration and yield curve structure of the Fund;

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

yield curve positioning detracted from performance for the six-month period and added for the 12-month period. Currency forwards were employed to manage overall currency positioning which added to returns during both periods. Purchased options were utilized for hedging and investment purposes, which detracted for both periods; written options were utilized for hedging purposes, which had a positive impact during both periods. Credit default swaps were utilized for hedging and investment purposes, which had an immaterial impact during the six-month period, and detracted during the 12-month period. The Fund utilized leverage through reverse repurchase agreements at favorable rates, and was able to reinvest the proceeds into higher yielding securities; leverage contributed positively for both periods.

Market Review and Investment Strategy

During the six-month period ended September 30, 2014, markets remained heavily focused on the direction of interest rates, central bank monetary policy and global growth. In the first half of the period, the low interest rate environment and continued global growth supported both emerging-market debt and high yield. The high-yield market was additionally supported by positive corporate earnings, low default rates and investors demand for yield. However, volatility returned toward the end of the period, as U.S. dollar strength, geopolitical risks and slower growth all played a role in sending emerging-market debt and high yield into negative territory, dampening earlier positive performance. Local currency debt was particularly hard hit. The U.S. Federal Reserve, nearing the end of its monthly asset purchase program, also brought an eventual increase in official rates into focus once again. Softness in some commodity prices, particularly oil, added another dimension of risk to commodity-rich emerging-market economies. Furthermore, U.S. high yield was adversely impacted in September by outflows from retail high-yield funds and record-setting issuance.

Growth in the emerging markets continues to move forward sluggishly, while inflation is on the higher end of many emerging-market central banks’ ranges. Within the Fund’s emerging-market exposure, the Fund’s Management Team (the “Team”) continues to be deliberate about country selection and remain cautious in the Fund’s positioning in large, lower-quality countries with high volatility. The Fund is maintaining a diversified allocation to emerging-market corporates the Team finds attractive, and has only limited exposure to emerging-market local debt. The Team is closely monitoring emerging investor flows, which were weakly positive in the third quarter of 2014, as well as the impact of lower oil prices on each country. With emerging-market growth in the more moderate range, the Team believes that differentiating between countries and sectors has become even more important.

In the Team’s view, continued moderate global growth should provide a supportive backdrop for high yield, and the Team anticipates that growth

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

will be fast enough to prevent a significant deterioration of credit quality, but not so fast as to warrant reactionary monetary policy tightening. Credit fundamentals are still generally solid and the Team continues to look for opportunities in periods of volatility, while emphasizing the importance of security selection. The Team cautions against the reach for yield, and remains selective in the Fund’s exposure to CCC-rated* bonds. The Fund’s high-yield holdings are attractively valued compared to current and expected defaults, and are diversified at the country, sector and issuer levels.

*	A measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition, and not based on the financial condition of the fund itself. AAA is highest (best) and D is lowest (worst). Ratings are subject to change. Investment-grade securities are those rated BBB and above.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily NAV and market price information, and additional information regarding the Fund, is available at www.alliancebernstein.com and www.nyse.com. For additional shareholder information regarding this Fund, please see page 106.

Benchmark Disclosure

The unmanaged JPM® GBI-EM (local currency-denominated), the JPM® EMBI Global, and the Barclays U.S. Corporate HY 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The JPM GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of U.S. dollar-denominated Brady bonds, Eurobonds, and trade loans issued by sovereign and quasi-sovereign entities. The Barclays U.S. Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

(Disclosures, Risks and Note about Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The performance on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED SEPTEMBER 30, 2014	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	1.74%	8.67%

Blended Benchmark: 33% JPM GBI-EM /33% JPM EMBI Global/33% Barclays U.S. Corporate HY 2% Issuer Capped Index	0.82%	4.96%

JPM GBI-EM (local currency-denominated)	-1.72%	-0.61%

JPM EMBI Global	3.69%	8.28%

Barclays U.S. Corporate HY 2% Issuer Capped Index	0.50%	7.19%

The Fund’s market price per share on September 30, 2014 was $13.60. The Fund’s NAV per share on September 30, 2014 was $14.90. For additional financial highlights, please see pages 101-102.

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

PORTFOLIO SUMMARY

September 30, 2014 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,284.4

*	All data are as of September 30, 2014. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represent 0.7% or less in the following security types: Asset-Backed Securities, Common Stocks, Investment Companies, Local Governments—Regional Bond, Options Purchased—Puts, Quasi-Sovereigns, Warrants and Whole Loan Trusts.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2014 (unaudited)

*	All data are as of September 30, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Argentina, Australia, Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Chile, China, Colombia, Costa Rica, Croatia, Denmark, El Salvador, Ghana, Guatemala, Hong Kong, India, Indonesia, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, Morocco, Norway, Pakistan, Peru, Philippines, Portugal, Romania, Serbia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Turkey, United Arab Emirates, Venezuela, Virgin Islands (BVI) and Zambia.

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADES – 63.1%
Industrial – 53.0%
Basic – 4.3%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/17(a)	U.S.$	506	$523,710
AK Steel Corp. 8.75%, 12/01/18		868	941,780
Aleris International, Inc. 7.625%, 2/15/18		932	936,660
7.875%, 11/01/20		795	791,025
ArcelorMittal 7.25%, 3/01/41		1,863	1,867,658
7.50%, 10/15/39		2,343	2,413,290
Arch Coal, Inc. 7.00%, 6/15/19(b)		693	369,023
7.25%, 6/15/21		1,156	557,770
Ardagh Finance Holdings SA 8.625%, 6/15/19(a)(b)		356	358,036
Ashland, Inc. 4.75%, 8/15/22		501	488,475
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B 7.375%, 5/01/21(a)		656	703,560
Axiall Corp. 4.875%, 5/15/23		194	186,240
Celanese US Holdings LLC 6.625%, 10/15/18		408	421,260
Cliffs Natural Resources, Inc. 6.25%, 10/01/40		1,240	877,300
Commercial Metals Co. 6.50%, 7/15/17		1,927	2,061,890
CONSOL Energy, Inc. 8.25%, 4/01/20		2,175	2,272,875
Eagle Spinco, Inc. 4.625%, 2/15/21		139	133,440
Emeco Pty Ltd. 9.875%, 3/15/19(a)(b)		1,521	1,513,395
Hexion US Finance Corp. 6.625%, 4/15/20		900	904,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, 2/01/18		239	243,481
Huntsman International LLC 8.625%, 3/15/21		2,060	2,224,800
INEOS Group Holdings SA 5.75%, 2/15/19(a)	EUR	715	905,338
5.875%, 2/15/19(a)	U.S.$	1,752	1,725,720

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

James River Coal Co. 7.875%, 4/01/19(c)	U.S.$	251	$3,765
JMC Steel Group, Inc. 8.25%, 3/15/18(a)		810	818,100
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(a)		2,711	2,751,665
Molycorp, Inc. 3.25%, 6/15/16(d)		525	351,750
10.00%, 6/01/20		1,881	1,307,295
Momentive Performance Materials, Inc. 8.875%, 10/15/20(e)(f)		1,772	1,588,155
NOVA Chemicals Corp. 8.625%, 11/01/19		1,426	1,490,170
Novacap International SAS 5.083%, 5/01/19(a)(g)	EUR	329	417,671
Novelis, Inc./GA 8.75%, 12/15/20	U.S.$	3,098	3,310,987
Peabody Energy Corp. 6.00%, 11/15/18		1,846	1,809,080
PQ Corp. 8.75%, 5/01/18(a)		1,792	1,901,760
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(a)		1,211	1,241,275
8.25%, 1/15/21(a)		400	416,000
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. 9.00%, 10/15/17		850	896,750
11.25%, 10/15/18		662	728,200
Smurfit Kappa Acquisitions 4.125%, 1/30/20(a)	EUR	282	372,208
4.875%, 9/15/18(a)	U.S.$	2,064	2,105,280
Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25		238	271,320
SPCM SA 6.00%, 1/15/22(a)		400	426,000
Steel Dynamics, Inc. 6.125%, 8/15/19		225	237,656
6.375%, 8/15/22		1,266	1,337,213
7.625%, 3/15/20		1,200	1,260,000
Thompson Creek Metals Co., Inc. 7.375%, 6/01/18		399	383,040
9.75%, 12/01/17		964	1,048,350
TPC Group, Inc. 8.75%, 12/15/20(a)		2,767	2,939,937
United States Steel Corp. 6.65%, 6/01/37		1,137	1,077,308
WR Grace & Co. 5.125%, 10/01/21(a)		771	783,529
5.625%, 10/01/24(a)		386	395,650

			55,091,340

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Capital Goods – 5.0%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/20(a)	U.S.$	1,194	$1,238,775
Apex Tool Group LLC 7.00%, 2/01/21(a)(b)		3,075	2,829,000
Ardagh Glass Finance PLC 8.75%, 2/01/20(a)	EUR	860	1,135,103
Ardagh Packaging Finance PLC 9.25%, 10/15/20(a)		827	1,117,660
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 6/30/21(a)(b)		2,680	2,572,800
Ashtead Capital, Inc. 5.625%, 10/01/24(a)		456	458,280
B/E Aerospace, Inc. 6.875%, 10/01/20		1,236	1,319,430
Befesa Zinc SAU Via Zinc Capital SA 8.875%, 5/15/18(a)	EUR	450	601,884
Berry Plastics Corp. 5.50%, 5/15/22	U.S.$	1,381	1,329,212
9.75%, 1/15/21		1,384	1,532,780
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer 6.00%, 6/15/17(a)		593	584,105
Bombardier, Inc. 5.75%, 3/15/22(a)(b)		1,550	1,542,250
6.00%, 10/15/22(a)(b)		1,300	1,293,500
7.45%, 5/01/34(a)		920	929,200
7.75%, 3/15/20(a)		1,266	1,380,193
EnPro Industries, Inc. 5.875%, 9/15/22(a)		970	984,550
GenCorp, Inc. 7.125%, 3/15/21		603	649,733
Graphic Packaging International, Inc. 7.875%, 10/01/18		899	937,208
HD Supply, Inc. 7.50%, 7/15/20(b)		1,814	1,882,025
HeidelbergCement Finance Luxembourg SA 8.50%, 10/31/19(a)	EUR	1,330	2,178,807
Huntington Ingalls Industries, Inc. 6.875%, 3/15/18	U.S.$	640	668,800
7.125%, 3/15/21		632	680,980
KraussMaffei Group GmbH 8.75%, 12/15/20(a)	EUR	228	314,613
Lafarge SA 7.125%, 7/15/36	U.S.$	800	900,000
Manitowoc Co., Inc. (The) 8.50%, 11/01/20		2,168	2,330,600

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Masco Corp. 5.95%, 3/15/22	U.S.$	405	$442,463
6.125%, 10/03/16		1,825	1,947,275
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/21(a)		794	835,685
Nortek, Inc. 8.50%, 4/15/21		1,924	2,068,300
Nuverra Environmental Solutions, Inc. 9.875%, 4/15/18		318	318,994
OI European Group BV 6.75%, 9/15/20(a)	EUR	245	360,707
Oshkosh Corp. 5.375%, 3/01/22	U.S.$	210	211,050
8.50%, 3/01/20		111	117,105
Plastipak Holdings, Inc. 6.50%, 10/01/21(a)		846	858,690
Rexam PLC 6.75%, 6/29/67(a)	EUR	2,020	2,691,686
Rexel SA 5.125%, 6/15/20(a)		564	751,540
5.25%, 6/15/20(a)(b)	U.S.$	1,108	1,112,848
6.125%, 12/15/19(a)		845	866,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.875%, 8/15/19		2,080	2,210,000
8.50%, 5/15/18		850	879,750
9.00%, 4/15/19		1,153	1,200,561
9.875%, 8/15/19		1,762	1,896,352
RSI Home Products, Inc. 6.875%, 3/01/18(a)		1,239	1,291,658
Sealed Air Corp. 6.875%, 7/15/33(a)		1,295	1,261,006
8.125%, 9/15/19(a)		1,159	1,251,720
8.375%, 9/15/21(a)		713	791,430
Sequa Corp. 7.00%, 12/15/17(a)		582	504,885
SRA International, Inc. 11.00%, 10/01/19		600	639,000
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20(a)		184	203,320
10.50%, 1/31/20		1,166	1,288,430
Terex Corp. 6.00%, 5/15/21		639	664,560
Textron Financial Corp. 6.00%, 2/15/67(a)		575	523,250
TransDigm, Inc. 6.00%, 7/15/22(a)		1,400	1,382,500
6.50%, 7/15/24(a)		1,825	1,818,156

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

United Rentals North America, Inc. 8.375%, 9/15/20(b)	U.S.$	2,587	$2,781,025

			64,561,559

Communications - Media – 5.8%
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	1,550	2,776,876
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25%, 2/15/22(a)	U.S.$	648	647,190
5.875%, 3/15/25(a)		557	559,785
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 1/15/24		1,360	1,353,200
6.50%, 4/30/21		195	203,288
7.375%, 6/01/20		720	761,400
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125%, 12/15/21(a)		2,946	2,817,112
6.375%, 9/15/20(a)		851	875,466
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22		555	561,938
Series A 7.625%, 3/15/20		300	309,000
Series B 6.50%, 11/15/22		1,560	1,595,100
7.625%, 3/15/20(b)		1,600	1,660,000
Crown Media Holdings, Inc. 10.50%, 7/15/19		2,256	2,464,680
CSC Holdings LLC 5.25%, 6/01/24(a)(b)		2,467	2,368,320
Cumulus Media Holdings, Inc. 7.75%, 5/01/19		929	952,225
Dex Media, Inc. 14.00% (7.00% Cash and 7.00% PIK), 1/29/17(h)		169	108,132
Gannett Co., Inc. 4.875%, 9/15/21(a)		284	274,770
5.50%, 9/15/24(a)		332	327,020
6.375%, 10/15/23(a)		1,871	1,945,840
Hughes Satellite Systems Corp. 7.625%, 6/15/21		2,323	2,532,070
iHeartCommunications, Inc. 5.50%, 12/15/16		435	423,038
6.875%, 6/15/18		2,136	2,018,520
10.00%, 1/15/18(b)		1,674	1,402,862
14.00% (12.00% Cash and 2.00% PIK), 2/01/21(h)		1,162	1,062,772

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Intelsat Jackson Holdings SA 5.50%, 8/01/23	U.S.$	2,670	$2,549,850
Liberty Interactive LLC 3.75%, 2/15/30(d)		931	583,621
LIN Television Corp. 6.375%, 1/15/21		640	644,800
8.375%, 4/15/18		750	780,000
McClatchy Co. (The) 9.00%, 12/15/22		1,098	1,185,840
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,845	1,881,900
Nexstar Broadcasting, Inc. 6.875%, 11/15/20		663	679,575
Radio One, Inc. 9.25%, 2/15/20(a)		1,278	1,274,805
RR Donnelley & Sons Co. 7.25%, 5/15/18		1,268	1,407,480
Sinclair Television Group, Inc. 5.375%, 4/01/21		750	738,750
5.625%, 8/01/24(a)		1,500	1,443,750
6.125%, 10/01/22		2,187	2,225,272
8.375%, 10/15/18		660	688,050
Sirius XM Radio, Inc. 5.875%, 10/01/20(a)		1,329	1,342,290
6.00%, 7/15/24(a)		2,681	2,721,215
Telenet Finance III Luxembourg SCA 6.625%, 2/15/21(a)	EUR	2,200	2,952,379
Time, Inc. 5.75%, 4/15/22(a)(b)	U.S.$	1,486	1,422,845
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/01/19(a)		3,634	3,915,635
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 6.25%, 1/15/29(a)	EUR	496	696,350
7.50%, 3/15/19(a)	U.S.$	487	515,003
7.50%, 3/15/19(a)	EUR	537	716,356
Univision Communications, Inc. 5.125%, 5/15/23(a)	U.S.$	585	592,312
6.75%, 9/15/22(a)		1,561	1,670,270
8.50%, 5/15/21(a)		1,815	1,919,362
UPC Holding BV 8.375%, 8/15/20(a)	EUR	1,000	1,362,311
UPCB Finance III Ltd. 6.625%, 7/01/20(a)	U.S.$	772	806,817
UPCB Finance V Ltd. 7.25%, 11/15/21(a)		480	513,600

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

UPCB Finance VI Ltd. 6.875%, 1/15/22(a)	U.S.$	620	$661,850
Virgin Media Finance PLC 5.25%, 2/15/22		900	864,000
6.00%, 10/15/24(a)		1,177	1,178,471
6.375%, 4/15/23(a)		650	671,125
8.375%, 10/15/19		2,300	2,402,350
Virgin Media Secured Finance PLC 5.50%, 1/15/25(a)	GBP	470	758,893
Wave Holdco LLC/Wave Holdco Corp. 8.25% (8.25% Cash or 9.00% PIK), 7/15/19(a)(h)	U.S.$	240	246,000

			74,013,731

Communications - Telecommunications – 3.7%
Altice SA 7.25%, 5/15/22(a)	EUR	1,332	1,741,266
7.75%, 5/15/22(a)(b)	U.S.$	2,847	2,939,527
CenturyLink, Inc. Series U 7.65%, 3/15/42		275	270,875
Series W 6.75%, 12/01/23(b)		437	468,683
Cincinnati Bell, Inc. 8.375%, 10/15/20		223	235,265
Columbus International, Inc. 7.375%, 3/30/21(a)		2,342	2,435,680
Crown Castle International Corp. 4.875%, 4/15/22		1,434	1,394,565
Data & Audio Visual Enterprises Wireless, Inc. 9.50%, 4/29/18(e)(f)	CAD	1,175	1,037,089
Frontier Communications Corp. 6.25%, 9/15/21	U.S.$	373	369,270
7.625%, 4/15/24(b)		2,523	2,617,612
7.875%, 1/15/27		834	838,170
9.00%, 8/15/31		1,000	1,037,500
InterXion Holding NV 6.00%, 7/15/20(a)	EUR	2,601	3,412,001
Level 3 Communications, Inc. 8.875%, 6/01/19	U.S.$	781	833,718
Level 3 Financing, Inc. 6.125%, 1/15/21(a)		596	613,880
7.00%, 6/01/20		1,930	2,033,737
8.625%, 7/15/20		923	999,148
MetroPCS Wireless, Inc. 6.625%, 11/15/20		311	319,553
7.875%, 9/01/18		1,300	1,351,350
Mobile Challenger Intermediate Group SA 8.75%, 3/15/19(a)(h)	CHF	450	476,481
8.75% (9.75% Cash or 10.50% PIK), 3/15/19(a)(h)	EUR	400	511,439

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

PAETEC Holding Corp. 9.875%, 12/01/18	U.S.$	1,480	$1,565,100
SBA Telecommunications, Inc. 5.75%, 7/15/20		626	636,955
Sprint Capital Corp. 6.875%, 11/15/28		200	191,000
Sprint Communications, Inc. 6.00%, 11/15/22(b)		700	679,000
Sprint Corp. 7.25%, 9/15/21(a)		833	867,361
7.875%, 9/15/23(a)		1,275	1,351,500
Sunrise Communications Holdings SA 8.50%, 12/31/18(a)	EUR	1,400	1,856,683
T-Mobile USA, Inc. 6.00%, 3/01/23	U.S.$	743	742,071
6.375%, 3/01/25		655	653,363
6.542%, 4/28/20		183	187,575
6.731%, 4/28/22		128	130,880
6.836%, 4/28/23		774	795,285
Telecom Italia SpA 5.303%, 5/30/24(a)		1,002	981,960
tw telecom holdings, Inc. 6.375%, 9/01/23		332	371,840
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125%, 9/01/20(a)		1,084	1,172,075
Wind Acquisition Finance SA 4.00%, 7/15/20(a)	EUR	485	604,156
4.75%, 7/15/20(a)	U.S.$	1,029	987,840
7.375%, 4/23/21(a)		1,812	1,821,060
Windstream Corp. 6.375%, 8/01/23		840	810,600
7.50%, 4/01/23		675	691,875
7.75%, 10/01/21		1,715	1,826,475
8.125%, 9/01/18		610	635,925
Ymobile Corp. 8.25%, 4/01/18(a)		1,626	1,707,300

			47,204,688

Consumer Cyclical - Automotive – 1.5%
Affinia Group, Inc. 7.75%, 5/01/21		1,672	1,717,980
Allison Transmission, Inc. 7.125%, 5/15/19(a)		1,836	1,923,210
Commercial Vehicle Group, Inc. 7.875%, 4/15/19(b)		1,084	1,108,390
Dana Holding Corp. 6.00%, 9/15/23		833	860,073
6.50%, 2/15/19		300	311,250

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.75%, 2/15/21	U.S.$	326	$345,135
Exide Technologies 8.625%, 2/01/18(c)(e)		2,574	643,500
Gates Global LLC/Gates Global Co. 5.75%, 7/15/22(a)	EUR	125	146,632
6.00%, 7/15/22(a)(b)	U.S.$	2,467	2,318,980
Gestamp Funding Luxembourg SA 5.875%, 5/31/20(a)	EUR	244	324,549
Goodyear Dunlop Tires Europe BV 6.75%, 4/15/19(a)		470	627,109
Goodyear Tire & Rubber Co. (The) 7.00%, 3/15/28	U.S.$	400	422,000
8.75%, 8/15/20		343	403,025
Meritor, Inc. 6.25%, 2/15/24		446	450,460
6.75%, 6/15/21		925	962,000
Navistar International Corp. 8.25%, 11/01/21		1,706	1,748,650
Rhino Bondco S.P.A 7.25%, 11/15/20(a)	EUR	506	668,981
Schaeffler Holding Finance BV 6.875%, 8/15/18(a)(h)		711	941,134
Servus Luxembourg Holding SCA 7.75%, 6/15/18(a)		1,091	1,463,699
Tenneco, Inc. 7.75%, 8/15/18	U.S.$	410	427,425
Titan International, Inc. 6.875%, 10/01/20		1,926	1,887,480

			19,701,662

Consumer Cyclical - Entertainment – 0.6%
Activision Blizzard, Inc. 5.625%, 9/15/21(a)		636	661,440
AMC Entertainment, Inc. 9.75%, 12/01/20		780	858,975
Carlson Travel Holdings, Inc. 7.50%, 8/15/19(a)		587	592,870
Carlson Wagonlit BV 6.875%, 6/15/19(a)		1,026	1,074,735
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 6/01/24(a)		582	564,540
Live Nation Entertainment, Inc. 7.00%, 9/01/20(a)		740	786,250
Pinnacle Entertainment, Inc. 7.50%, 4/15/21		1,345	1,398,800
8.75%, 5/15/20		271	286,583
Regal Entertainment Group 5.75%, 6/15/23-2/01/25		1,624	1,601,040

			7,825,233

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 3.4%
Beazer Homes USA, Inc. 7.50%, 9/15/21	U.S.$	761	$774,318
Boyd Gaming Corp. 9.00%, 7/01/20		1,970	2,068,500
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18		700	161,875
11.25%, 6/01/17		435	337,669
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/01/20(a)		1,260	1,241,100
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375%, 5/01/22(a)		2,035	1,780,625
Chester Downs & Marina LLC/Chester Downs Finance Corp. 9.25%, 2/01/20(a)		1,028	966,320
Choice Hotels International, Inc. 5.75%, 7/01/22		154	164,010
Gtech SpA 8.25%, 3/31/66(a)	EUR	3,304	4,465,235
Isle of Capri Casinos, Inc. 7.75%, 3/15/19	U.S.$	1,335	1,391,737
8.875%, 6/15/20		1,277	1,356,812
K. Hovnanian Enterprises, Inc. 7.25%, 10/15/20(a)		1,200	1,257,000
KB Home 4.75%, 5/15/19(b)		1,121	1,090,173
7.00%, 12/15/21		200	208,500
7.50%, 9/15/22		223	238,610
9.10%, 9/15/17		700	791,000
Lennar Corp. Series B 6.50%, 4/15/16		2,600	2,736,500
M/I Homes, Inc. 8.625%, 11/15/18		2,360	2,469,150
Marina District Finance Co., Inc. 9.875%, 8/15/18(b)		1,980	2,074,050
MCE Finance Ltd. 5.00%, 2/15/21(a)		1,400	1,344,000
MGM Resorts International 6.625%, 7/15/15		1,480	1,520,700
New Cotai LLC/New Cotai Capital Corp. 10.625%, 5/01/19(a)(h)		1,432	1,639,412
PulteGroup, Inc. 7.875%, 6/15/32		1,400	1,575,000
Ryland Group, Inc. (The) 6.625%, 5/01/20		1,800	1,908,000

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Safari Holding Verwaltungs GmbH 8.25%, 2/15/21(a)	EUR	368	$481,582
Shea Homes LP/Shea Homes Funding Corp. 8.625%, 5/15/19	U.S.$	1,619	1,708,045
Standard Pacific Corp. 8.375%, 5/15/18		500	567,500
10.75%, 9/15/16		528	604,560
Studio City Finance Ltd. 8.50%, 12/01/20(a)		1,630	1,761,215
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625%, 3/01/24(a)		680	654,500
7.75%, 4/15/20(a)		841	899,870
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20(b)		2,545	2,700,881

			42,938,449

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/01/22(a)		1,991	1,978,556
Burger King Corp. 9.875%, 10/15/18		1,360	1,431,400
Twinkle Pizza Holdings PLC 8.625%, 8/01/22(a)	GBP	198	309,914
Twinkle Pizza PLC 6.625%, 8/01/21(a)		309	487,410

			4,207,280

Consumer Cyclical - Retailers – 2.1%
Asbury Automotive Group, Inc. 8.375%, 11/15/20	U.S.$	901	964,070
Brighthouse Group PLC 7.875%, 5/15/18(a)	GBP	1,703	2,733,762
Cash America International, Inc. 5.75%, 5/15/18(b)	U.S.$	1,651	1,712,913
Chinos Intermediate Holdings A, Inc. 7.75% (7.75% Cash or 8.50% PIK), 5/01/19(a)(b)(h)		2,000	1,895,000
CST Brands, Inc. 5.00%, 5/01/23		229	223,275
Group 1 Automotive, Inc. 5.00%, 6/01/22(a)		372	359,910
JC Penney Corp., Inc. 6.375%, 10/15/36		421	326,275
7.40%, 4/01/37		600	501,000
L Brands, Inc. 6.90%, 7/15/17		893	987,881
6.95%, 3/01/33		500	515,000
7.60%, 7/15/37		1,000	1,080,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Men’s Wearhouse, Inc. (The) 7.00%, 7/01/22(a)(b)	U.S.$	3,275	$3,307,750
Murphy Oil USA, Inc. 6.00%, 8/15/23		716	746,430
Neiman Marcus Group Ltd. LLC 8.75% (8.75% Cash or 9.50% PIK), 10/15/21(a)(h)		1,721	1,811,352
New Look Bondco I PLC 8.375%, 5/14/18(a)(b)		2,480	2,600,900
Rite Aid Corp. 8.00%, 8/15/20		1,325	1,417,750
10.25%, 10/15/19		348	365,400
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/01/22		1,779	1,814,580
Serta Simmons Holdings LLC 8.125%, 10/01/20(a)		1,499	1,585,193
Sonic Automotive, Inc. 5.00%, 5/15/23		2,015	1,924,325
Wolverine World Wide, Inc. 6.125%, 10/15/20		501	523,545

			27,396,311

Consumer Non-Cyclical – 7.2%
Alere, Inc. 7.25%, 7/01/18		765	801,338
8.625%, 10/01/18		2,190	2,255,700
Amsurg Corp. 5.625%, 7/15/22(a)		728	720,720
Anna Merger Sub, Inc. 7.75%, 10/01/22(a)		650	653,250
Big Heart Pet Brands 7.625%, 2/15/19		440	436,700
Biomet, Inc. 6.50%, 8/01/20-10/01/20		999	1,052,640
Boparan Finance PLC 5.25%, 7/15/19(a)	GBP	588	855,529
5.50%, 7/15/21(a)		775	1,111,906
Capsugel SA 7.00% (7.00% Cash or 7.75% PIK), 5/15/19(a)(h)	U.S.$	2,847	2,839,882
Care UK Health & Social Care PLC 5.557%, 7/15/19(a)(g)	GBP	395	609,937
8.057%, 1/15/20(a)(g)		400	587,667
Cerba European Lab SAS 7.00%, 2/01/20(a)(b)	EUR	1,979	2,649,550
CHS/Community Health Systems, Inc. 6.875%, 2/01/22(a)(b)	U.S.$	2,744	2,853,760
7.125%, 7/15/20		2,647	2,805,820

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Elior Finance & Co. SCA 6.50%, 5/01/20(a)	EUR	176	$242,145
Elli Finance UK PLC 8.75%, 6/15/19(a)	GBP	1,056	1,805,235
Endo Finance LLC 5.75%, 1/15/22(a)	U.S.$	126	124,425
Endo Finance LLC & Endo Finco, Inc. 7.00%, 7/15/19(a)		875	916,563
7.25%, 1/15/22(a)		635	668,338
Envision Healthcare Corp. 5.125%, 7/01/22(a)		1,387	1,366,195
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		3,247	3,027,827
Galaxy Bidco Ltd. 6.375%, 11/15/20(a)	GBP	133	210,654
Grifols Worldwide Operations Ltd. 5.25%, 4/01/22(a)	U.S.$	545	538,188
HCA, Inc. 6.50%, 2/15/16		290	302,688
Holding Medi-Partenaires SAS 7.00%, 5/15/20(a)	EUR	1,401	1,848,960
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 5/15/19	U.S.$	4,262	4,464,445
IDH Finance PLC 6.00%, 12/01/18(a)	GBP	355	587,018
Iglo Foods Bondco PLC 4.584%, 6/15/20(a)(g)	EUR	576	703,872
Jaguar Holding Co. I 9.375% (9.375% Cash or 10.125% PIK), 10/15/17(a)(b)(h)	U.S.$	2,268	2,290,680
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/01/19(a)		1,699	1,822,177
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/01/18		1,500	1,631,250
Labco SA 8.50%, 1/15/18(a)	EUR	900	1,192,161
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75%, 8/01/22(a)	U.S.$	1,181	1,189,858
MPH Acquisition Holdings LLC 6.625%, 4/01/22(a)		653	659,530
New Albertsons, Inc. 7.45%, 8/01/29(b)		3,056	2,780,960
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20		2,307	2,405,047
Party City Holdings, Inc. 8.875%, 8/01/20		2,023	2,184,840

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

PC Nextco Holdings LLC / PC Nextco Finance, Inc. 8.75%, 8/15/19	U.S.$	183	$183,915
Picard Bondco SA 9.00%, 10/01/18(a)	EUR	1,500	1,976,989
Pilgrim’s Pride Corp. 7.875%, 12/15/18	U.S.$	1,445	1,510,025
Pinnacle Merger Sub, Inc. 9.50%, 10/01/23(a)		2,575	2,806,750
Post Holdings, Inc. 7.375%, 2/15/22		1,107	1,095,930
Priory Group No. 3 PLC 7.00%, 2/15/18(a)	GBP	1,000	1,676,269
R&R Ice Cream PLC 8.25%, 5/15/20(a)	AUD	720	634,495
R&R PIK PLC 9.25%, 5/15/18(a)(h)	EUR	1,668	2,140,033
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19(a)	U.S.$	533	570,310
Salix Pharmaceuticals Ltd. 6.00%, 1/15/21(a)		616	666,820
Smithfield Foods, Inc. 5.25%, 8/01/18(a)		814	816,035
5.875%, 8/01/21(a)		1,318	1,334,475
6.625%, 8/15/22		346	365,030
Spectrum Brands, Inc. 6.375%, 11/15/20		338	352,365
6.625%, 11/15/22		560	588,000
6.75%, 3/15/20		1,150	1,198,875
Stretford 79 PLC 4.807%, 7/15/20(a)(g)	GBP	221	325,134
6.25%, 7/15/21(a)		1,419	2,076,122
Sun Products Corp. (The) 7.75%, 3/15/21(a)	U.S.$	1,245	952,425
TeamSystem Holding SpA 7.375%, 5/15/20(a)	EUR	1,330	1,758,004
Tenet Healthcare Corp. 6.25%, 11/01/18	U.S.$	313	332,563
6.875%, 11/15/31		2,972	2,867,980
8.125%, 4/01/22		2,207	2,422,182
United Surgical Partners International, Inc. 9.00%, 4/01/20		1,119	1,205,723
Valeant Pharmaceuticals International 6.375%, 10/15/20(a)(b)		1,325	1,361,437
7.00%, 10/01/20(a)		3,000	3,135,000
7.25%, 7/15/22(a)		635	669,925
Valeant Pharmaceuticals International, Inc. 7.50%, 7/15/21(a)		490	524,300

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Visant Corp. 10.00%, 10/01/17	U.S.$	1,385	$1,236,113
Voyage Care Bondco PLC 6.50%, 8/01/18(a)	GBP	1,200	1,969,697
VWR Funding, Inc. 7.25%, 9/15/17	U.S.$	949	988,146

			92,938,522

Energy – 9.3%
Antero Resources Corp. 5.125%, 12/01/22(a)		457	444,433
Antero Resources Finance Corp. 5.375%, 11/01/21		2,000	1,990,000
Athlon Holdings LP/Athlon Finance Corp. 6.00%, 5/01/22(a)(b)		1,583	1,697,768
7.375%, 4/15/21		1,002	1,089,675
Atwood Oceanics, Inc. 6.50%, 2/01/20		540	553,500
Basic Energy Services, Inc. 7.75%, 2/15/19		1,200	1,242,000
Berry Petroleum Co. LLC 6.375%, 9/15/22		2,680	2,599,600
Bill Barrett Corp. 7.00%, 10/15/22		1,300	1,290,250
Bonanza Creek Energy, Inc. 5.75%, 2/01/23		1,305	1,252,800
6.75%, 4/15/21		199	204,970
Bristow Group, Inc. 6.25%, 10/15/22		729	756,338
California Resources Corp. 5.50%, 9/15/21(a)		1,320	1,339,800
6.00%, 11/15/24(a)		2,535	2,604,712
Chaparral Energy, Inc. 7.625%, 11/15/22		2,278	2,334,950
CHC Helicopter SA 9.25%, 10/15/20		1,150	1,224,963
9.375%, 6/01/21(b)		851	897,805
Cimarex Energy Co. 5.875%, 5/01/22		1,793	1,927,475
Denbury Resources, Inc. 4.625%, 7/15/23		1,705	1,577,125
5.50%, 5/01/22(b)		1,239	1,226,610
6.375%, 8/15/21		518	538,720
Diamondback Energy, Inc. 7.625%, 10/01/21(a)		1,654	1,782,185
Energy Transfer Equity LP 5.875%, 1/15/24		1,420	1,437,750
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		1,100	1,094,500
9.25%, 12/15/17		2,000	2,075,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

EP Energy LLC/Everest Acquisition Finance, Inc. 6.875%, 5/01/19	U.S.$	971	$1,012,268
9.375%, 5/01/20		1,505	1,640,450
Era Group, Inc. 7.75%, 12/15/22		950	997,500
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22(a)		3,026	3,010,870
Golden Close Maritime Corp., Ltd. 11.00%, 12/09/15		989	1,028,696
Golden Energy Offshore Services AS 8.99%, 5/28/17(g)(i)	NOK	3,000	465,777
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/01/20(a)	U.S.$	377	399,620
Holly Energy Partners LP/Holly Energy Finance Corp. 6.50%, 3/01/20		1,317	1,356,510
Hornbeck Offshore Services, Inc. 5.875%, 4/01/20		1,570	1,570,000
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/01/22(a)		2,429	2,429,000
Jupiter Resources, Inc. 8.50%, 10/01/22(a)		3,171	2,814,262
Key Energy Services, Inc. 6.75%, 3/01/21(b)		1,846	1,776,775
Kinder Morgan Inc/DE Series G 7.80%, 8/01/31		1,431	1,731,510
Laredo Petroleum, Inc. 7.375%, 5/01/22		1,099	1,153,950
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.625%, 12/01/21(a)(b)		820	803,600
6.625%, 12/01/21		380	372,400
8.00%, 12/01/20		711	739,440
Linn Energy LCC/Linn Energy Finance Corp. 6.25%, 11/01/19		2,066	2,016,932
6.50%, 9/15/21		525	511,875
8.625%, 4/15/20		1,600	1,654,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.50%, 8/15/21		1,308	1,376,670
Memorial Resource Development Corp. 5.875%, 7/01/22(a)		2,113	2,065,457
Northern Blizzard Resources, Inc. 7.25%, 2/01/22(a)		844	869,320

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Northern Oil and Gas, Inc. 8.00%, 6/01/20	U.S.$	1,594	$1,617,910
Oasis Petroleum, Inc. 6.875%, 3/15/22		1,169	1,233,295
Offshore Group Investment Ltd. 7.125%, 4/01/23		1,283	1,130,644
7.50%, 11/01/19		2,176	2,018,240
Pacific Drilling SA 5.375%, 6/01/20(a)		4,733	4,330,695
Paragon Offshore PLC 6.75%, 7/15/22(a)		933	788,385
7.25%, 8/15/24(a)		3,719	3,142,555
PDC Energy, Inc. 7.75%, 10/15/22		1,032	1,104,240
Petroleum Geo-Services ASA 7.375%, 12/15/18(a)		1,429	1,429,000
PHI, Inc. 5.25%, 3/15/19		1,567	1,572,876
Precision Drilling Corp. 6.50%, 12/15/21		738	760,140
QEP Resources, Inc. 5.25%, 5/01/23		909	881,730
Regency Energy Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		2,106	2,037,555
5.00%, 10/01/22		557	548,645
5.50%, 4/15/23		1,373	1,390,163
Resolute Energy Corp. 8.50%, 5/01/20		1,246	1,249,115
Rosetta Resources, Inc. 5.875%, 6/01/24		2,489	2,445,442
RSP Permian, Inc. 6.625%, 10/01/22(a)		561	564,506
Sabine Pass Liquefaction LLC 5.75%, 5/15/24(a)(b)		1,528	1,554,740
6.25%, 3/15/22(a)		675	710,438
Sabine Pass LNG LP 6.50%, 11/01/20		757	779,710
Sanchez Energy Corp. 6.125%, 1/15/23(a)		1,793	1,775,608
7.75%, 6/15/21		2,435	2,605,450
SandRidge Energy, Inc. 8.75%, 1/15/20		1,850	1,905,500
Seitel, Inc. 9.50%, 4/15/19		905	972,875
SESI LLC 6.375%, 5/01/19		358	372,320
7.125%, 12/15/21		1,260	1,392,300

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Seven Generations Energy Ltd. 8.25%, 5/15/20(a)	U.S.$	2,400	$2,592,000
Southern Star Central Corp. 5.125%, 7/15/22(a)		1,200	1,194,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875%, 2/01/21		960	1,024,800
Tervita Corp. 8.00%, 11/15/18(a)(b)		2,166	2,182,245
9.75%, 11/01/19(a)		1,039	1,002,635
10.875%, 2/15/18(a)		591	591,000
Triangle USA Petroleum Corp. 6.75%, 7/15/22(a)		3,197	3,121,071
W&T Offshore, Inc. 8.50%, 6/15/19		1,500	1,552,500
Whiting Petroleum Corp. 5.75%, 3/15/21		1,000	1,057,500

			119,611,639

Other Industrial – 2.3%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18(a)		1,835	1,880,875
9.00%, 10/15/18(a)(b)	EUR	633	831,491
10.75%, 10/15/19(a)	U.S.$	1,405	1,348,800
B456 Systems, Inc. 3.75%, 4/15/16(d)(j)(k)		955	47,750
Belden, Inc. 5.25%, 7/15/24(a)		793	759,297
Briggs & Stratton Corp. 6.875%, 12/15/20		398	440,288
General Cable Corp. 4.50%, 11/15/29(d)(l)		1,158	804,810
Interline Brands, Inc. 10.00%, 11/15/18		1,662	1,732,635
Laureate Education, Inc. 9.50%, 9/01/19(a)		4,233	4,254,165
Liberty Tire Recycling LLC 11.00%, 10/01/16(a)		2,800	2,646,000
Modular Space Corp. 10.25%, 1/31/19(a)		2,749	2,776,490
Mueller Water Products, Inc. 7.375%, 6/01/17		1,026	1,042,672
8.75%, 9/01/20		489	525,568
NANA Development Corp. 9.50%, 3/15/19(a)		835	801,600
New Enterprise Stone & Lime Co., Inc. 11.00%, 9/01/18		1,358	1,358,000
13.00%, 3/15/18(h)		1,250	1,362,325

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Novafives SAS 4.206%, 6/30/20(a)(g)	EUR	204	$256,245
4.50%, 6/30/21(a)		716	899,370
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/18(a)	U.S.$	2,063	2,099,102
Trionista Holdco GmbH 5.00%, 4/30/20(a)	EUR	473	615,752
Trionista TopCo GmbH 6.875%, 4/30/21(a)		466	616,068
Xella Holdco Finance SA 9.125%, 9/15/18(a)(b)(h)		860	1,140,534
Zachry Holdings, Inc. 7.50%, 2/01/20(a)	U.S.$	1,250	1,281,250

			29,521,087

Services – 1.2%
ADT Corp. (The) 4.125%, 4/15/19(b)		1,544	1,513,120
6.25%, 10/15/21(b)		477	493,695
Cerved Group SpA 6.375%, 1/15/20(a)	EUR	272	362,445
8.00%, 1/15/21(a)		555	767,587
Manutencoop Facility Management SpA 8.50%, 8/01/20(a)(b)		1,471	1,825,432
Mobile Mini, Inc. 7.875%, 12/01/20	U.S.$	1,175	1,257,250
Monitronics International, Inc. 9.125%, 4/01/20		850	875,500
Sabre GLBL, Inc. 8.50%, 5/15/19(a)		1,542	1,649,940
Sabre Holdings Corp. 8.35%, 3/15/16(m)		906	976,215
Service Corp. International/US 6.75%, 4/01/16(g)		1,485	1,562,962
7.50%, 4/01/27		1,500	1,661,250
ServiceMaster Co. (The) 7.00%, 8/15/20		747	776,880
8.00%, 2/15/20		551	582,683
Travelport LLC/Travelport Holdings, Inc. 6.359%, 3/01/16(a)(g)		132	132,145
13.875%, 3/01/16(a)		896	895,611
West Corp. 7.875%, 1/15/19		556	579,630

			15,912,345

Technology – 4.9%
Alcatel-Lucent USA, Inc. 8.875%, 1/01/20(a)		601	650,582

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Amkor Technology, Inc. 6.375%, 10/01/22(b)	U.S.$	2,681	$2,774,835
Aspect Software, Inc. 10.625%, 5/15/17		2,126	2,110,055
Audatex North America, Inc. 6.00%, 6/15/21(a)		689	706,225
6.125%, 11/01/23(a)		1,172	1,201,300
Avaya, Inc. 7.00%, 4/01/19(a)		904	876,880
10.50%, 3/01/21(a)		3,329	2,912,875
Blackboard, Inc. 7.75%, 11/15/19(a)		1,180	1,168,200
BMC Software Finance, Inc. 8.125%, 7/15/21(a)		3,894	3,738,240
Brightstar Corp. 7.25%, 8/01/18(a)		1,191	1,281,814
9.50%, 12/01/16(a)		1,833	1,940,689
CDW LLC/CDW Finance Corp. 6.00%, 8/15/22		876	908,850
8.50%, 4/01/19		1,925	2,040,500
Ceridian HCM Holding, Inc. 11.00%, 3/15/21(a)		1,165	1,322,275
Ceridian LLC 8.875%, 7/15/19(a)		1,321	1,461,356
Ceridian LLC/Comdata, Inc. 8.125%, 11/15/17(a)		1,185	1,186,481
CommScope, Inc. 5.50%, 6/15/24(a)		646	634,695
Compiler Finance Sub, Inc. 7.00%, 5/01/21(a)		411	389,423
CoreLogic, Inc./United States 7.25%, 6/01/21		260	273,000
CPI International, Inc. 8.75%, 2/15/18		1,768	1,829,880
DCP LLC/DCP Corp. 10.75%, 8/15/15(a)		966	967,811
Eagle Midco, Inc. 9.00%, 6/15/18(a)		1,919	1,959,779
Epicor Software Corp. 8.625%, 5/01/19		1,804	1,907,730
First Data Corp. 6.75%, 11/01/20(a)		273	288,698
11.75%, 8/15/21		1,601	1,853,157
12.625%, 1/15/21		2,250	2,694,375
First Data Holdings, Inc. 14.50%, 9/24/19(a)(h)		133	140,154
Freescale Semiconductor, Inc. 5.00%, 5/15/21(a)		747	733,927
6.00%, 1/15/22(a)		1,226	1,244,390

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Goodman Networks, Inc. 12.125%, 7/01/18	U.S.$	2,020	$2,121,000
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% (7.125% Cash or 7.875% PIK), 5/01/21(a)(b)(h)		1,126	1,114,740
Infor US, Inc. 9.375%, 4/01/19		2,190	2,365,200
10.00%, 4/01/19	EUR	793	1,116,782
Micron Technology, Inc. 5.50%, 2/01/25(a)	U.S.$	1,790	1,754,200
MMI International Ltd. 8.00%, 3/01/17(a)		1,331	1,344,310
Numericable Group SA 5.375%, 5/15/22(a)	EUR	264	344,556
5.625%, 5/15/24(a)		386	502,856
6.00%, 5/15/22(a)(b)	U.S.$	1,610	1,622,075
6.25%, 5/15/24(a)		658	656,355
NXP BV/NXP Funding LLC 5.75%, 2/15/21-3/15/23(a)		1,592	1,613,570
Sensata Technologies BV 6.50%, 5/15/19(a)		2,000	2,080,000
SITEL LLC/Sitel Finance Corp. 11.00%, 8/01/17(a)		1,000	1,035,000
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/19(a)		490	526,750
SunGard Data Systems, Inc. 7.625%, 11/15/20		1,600	1,672,000
Syniverse Holdings, Inc. 9.125%, 1/15/19		813	853,650
Viasystems, Inc. 7.875%, 5/01/19(a)		225	236,250

			62,157,470

Transportation - Airlines – 0.5%
Air Canada 6.75%, 10/01/19(a)		1,300	1,381,250
8.75%, 4/01/20(a)		1,654	1,823,535
America West Airlines Pass-Through Trust Series 1999-1, Class G 7.93%, 1/02/19		1,079	1,192,482
Northwest Airlines Pass-Through Trust Series 2000-1, Class G 7.15%, 10/01/19(m)		635	698,254
UAL Pass-Through Trust Series 2007-1, Class A 6.636%, 7/02/22		1,378	1,501,947

			6,597,468

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.9%
Avis Budget Finance PLC 6.00%, 3/01/21(a)	EUR	530	$702,887
CEVA Group PLC 9.00%, 9/01/21(a)	U.S.$	883	885,207
EC Finance PLC 5.125%, 7/15/21(a)	EUR	836	1,064,463
Europcar Groupe SA 11.50%, 5/15/17(a)		775	1,120,603
Hapag-Lloyd AG 9.75%, 10/15/17(a)(b)	U.S.$	1,250	1,300,000
Hertz Corp. (The) 5.875%, 10/15/20		1,055	1,070,825
6.75%, 4/15/19		2,187	2,255,344
LBC Tank Terminals Holding Netherlands BV 6.875%, 5/15/23(a)		1,147	1,221,555
Overseas Shipholding Group, Inc. 8.125%, 3/30/18		1,200	1,221,000

			10,841,884

			680,520,668

Financial Institutions – 7.9%
Banking – 3.8%
ABN AMRO Bank NV 4.31%, 3/10/16(n)	EUR	2,295	2,942,180
Ally Financial, Inc. 6.75%, 12/01/14	U.S.$	1	957
8.00%, 11/01/31(b)		1,479	1,841,355
Banco Espirito Santo SA 2.625%, 5/08/17(a)	EUR	500	549,427
3.875%, 1/21/15		350	419,964
Bank of America Corp. Series U 5.20%, 6/01/23(n)	U.S.$	4,551	4,277,940
Series X 6.25%, 9/05/24(n)		130	129,147
Bank of Ireland 10.00%, 7/30/16(a)	EUR	349	476,069
10.00%, 2/12/20		1,130	1,759,938
Series MPLE 2.063%, 9/22/15(g)	CAD	1,645	1,413,735
Barclays Bank PLC 4.875%, 12/15/14(a)(n)	EUR	510	630,371
6.86%, 6/15/32(a)(n)	U.S.$	166	184,053
7.625%, 11/21/22		1,479	1,589,370
7.70%, 4/25/18(a)(n)		974	1,033,829
7.75%, 4/10/23		1,437	1,555,552

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Barclays PLC 8.00%, 12/15/20(n)	EUR	263	$345,993
BBVA International Preferred SAU 3.798%, 9/22/15(n)		609	761,505
4.952%, 9/20/16(a)(n)		1,650	2,113,730
Series F 9.10%, 10/21/14(n)	GBP	550	898,320
Citigroup, Inc. 5.95%, 1/30/23(n)	U.S.$	659	658,794
Commerzbank AG 8.125%, 9/19/23(a)		1,052	1,214,534
Credit Agricole SA 7.589%, 1/30/20(n)	GBP	1,000	1,804,340
7.875%, 1/23/24(a)(b)(n)	U.S.$	549	554,490
Credit Suisse Group AG 7.50%, 12/11/23(a)(n)		1,392	1,463,270
Danske Bank A/S 5.684%, 2/15/17(n)	GBP	720	1,210,999
HBOS Capital Funding LP 4.939%, 5/23/16(n)	EUR	418	526,968
HT1 Funding GmbH 6.352%, 6/30/17(n)		1,550	1,987,093
LBG Capital No.1 PLC 8.00%, 6/15/20(a)(n)	U.S.$	1,860	2,009,172
Lloyds Banking Group PLC 6.413%, 10/01/35(a)(n)		235	250,863
6.657%, 5/21/37(a)(n)		98	105,840
7.50%, 6/27/24(n)		2,950	3,038,500
Macquarie Capital Funding LP/Jersey 6.177%, 4/15/20(n)	GBP	800	1,238,559
RBS Capital Trust C 4.243%, 1/12/16(n)	EUR	1,250	1,570,918
Regions Bank/Birmingham AL 6.45%, 6/26/37	U.S.$	1,500	1,762,200
Royal Bank of Scotland PLC (The) Series 1 3.522%, 10/27/14(g)	AUD	1,500	1,312,471
SNS Bank NV 11.25%, 12/31/49(j)(k)(o)	EUR	620	– 0	–
Societe Generale SA 7.875%, 12/18/23(a)(n)	U.S.$	1,308	1,314,540
UT2 Funding PLC 5.321%, 6/30/16	EUR	1,293	1,663,745
Zions Bancorporation 5.65%, 11/15/23	U.S.$	508	550,619
5.80%, 6/15/23(n)		1,800	1,719,000

			48,880,350

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Brokerage – 0.4%
E*TRADE Financial Corp. 6.375%, 11/15/19	U.S.$	1,685	$1,769,250
6.75%, 6/01/16		1,778	1,871,345
GFI Group, Inc. 10.375%, 7/19/18		1,300	1,540,500
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(j)		1,690	348,562

			5,529,657

Finance – 1.5%
Artsonig Pty Ltd. 11.50%, 4/01/19(a)		969	978,949
Creditcorp 12.00%, 7/15/18(a)		1,300	1,365,000
Enova International, Inc. 9.75%, 6/01/21(a)		1,773	1,773,000
ILFC E-Capital Trust II 6.25%, 12/21/65(a)		2,000	1,960,000
International Lease Finance Corp. 8.25%, 12/15/20		2,170	2,563,312
8.75%, 3/15/17		282	314,430
8.875%, 9/01/17		280	317,800
Milestone Aviation Group Ltd. (The) 8.625%, 12/15/17(a)		831	893,325
Navient LLC 5.50%, 1/15/19		2,496	2,545,920
5.625%, 8/01/33		910	766,675
7.25%, 1/25/22		377	409,045
8.00%, 3/25/20		233	261,251
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc. 7.25%, 1/15/18(a)		759	789,360
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.375%, 2/15/18(a)		996	1,039,575
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(a)		3,646	3,627,770

			19,605,412

Insurance – 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875%, 12/15/20(a)		1,819	1,882,665
American Equity Investment Life Holding Co. 6.625%, 7/15/21		1,946	2,043,300
Genworth Holdings, Inc. 6.15%, 11/15/66		750	660,000
Hartford Financial Services Group, Inc. (The) 8.125%, 6/15/38		631	739,848

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Hockey Merger Sub 2, Inc. 7.875%, 10/01/21(a)	U.S.$	1,300	$1,330,875
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		1,250	1,470,312
USI, Inc./NY 7.75%, 1/15/21(a)		2,421	2,408,895
WellCare Health Plans, Inc. 5.75%, 11/15/20		1,256	1,277,980

			11,813,875

Other Finance – 1.1%
ACE Cash Express, Inc. 11.00%, 2/01/19(a)		850	639,625
CNG Holdings, Inc./OH 9.375%, 5/15/20(a)		2,615	2,052,775
Gardner Denver, Inc. 6.875%, 8/15/21(a)(b)		2,396	2,401,990
Harbinger Group, Inc. 7.75%, 1/15/22		645	640,163
7.875%, 7/15/19		974	1,037,310
iPayment Holdings, Inc. 15.00% (7.50% Cash and 7.50% PIK), 11/15/18(h)		1,469	480,935
iPayment, Inc. 10.25%, 5/15/18		2,610	2,303,325
Lock AS 7.00%, 8/15/21(a)	EUR	823	1,065,477
Lock Lower Holding AS 9.50%, 8/15/22(a)		500	636,262
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(a)(b)	U.S.$	1,166	1,177,660
Speedy Group Holdings Corp. 12.00%, 11/15/17(a)		1,760	1,760,000

			14,195,522

REITS – 0.2%
Felcor Lodging LP 5.625%, 3/01/23		1,802	1,761,455

			101,786,271

Utility – 2.1%
Electric – 2.1%
AES Corp./VA 4.875%, 5/15/23		1,840	1,748,000
7.375%, 7/01/21		1,280	1,433,600
Calpine Corp. 5.75%, 1/15/25		2,000	1,942,500
5.875%, 1/15/24(a)		898	929,430
6.00%, 1/15/22(a)		1,261	1,330,355
7.875%, 1/15/23(a)		432	470,880

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

DPL, Inc. 6.75%, 10/01/19(a)	U.S.$	465	$473,138
EDP Finance BV 4.90%, 10/01/19(a)		148	152,832
5.875%, 2/01/16(a)	EUR	731	978,687
6.00%, 2/02/18(a)	U.S.$	2,055	2,211,118
FirstEnergy Corp. Series C 7.375%, 11/15/31		857	1,013,134
GenOn Energy, Inc. 9.50%, 10/15/18		1,450	1,508,000
9.875%, 10/15/20		1,200	1,248,000
NRG Energy, Inc. 6.25%, 7/15/22-5/01/24(a)		934	943,712
6.625%, 3/15/23		2,133	2,196,990
NRG Yield Operating LLC 5.375%, 8/15/24(a)		843	847,215
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		2,405	2,436,265
PPL Energy Supply LLC 4.60%, 12/15/21		1,150	1,089,204
RJS Power Holdings LLC 5.125%, 7/15/19(a)		1,714	1,696,860
Techem Energy Metering Service GmbH & Co. KG 7.875%, 10/01/20(a)	EUR	234	324,370
Techem GmbH 6.125%, 10/01/19(a)		520	699,477
Texas Competitive/TCEH 11.50%, 10/01/20(f)	U.S.$	626	524,275

			26,198,042

Non Corporate Sectors – 0.1%
Agencies - Not Government Guaranteed – 0.1%
CITGO Petroleum Corp. 6.25%, 8/15/22(a)		1,678	1,745,120

Total Corporates – Non-Investment Grades (cost $798,519,860)			810,250,101

GOVERNMENTS – TREASURIES – 15.7%
Brazil – 1.4%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17	BRL	44,075	17,181,079

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)		U.S. $ Value

Colombia – 0.0%
Colombia Government International Bond 9.85%, 6/28/27	COP	756,000		$470,998

Indonesia – 0.3%
Indonesia Treasury Bond – Recap Linked Note (JPMC) 10.00%, 7/18/17	IDR	47,971,000		4,117,987

Philippines – 0.3%
Philippine Government International Bond 6.25%, 1/14/36(k)	PHP	143,000		3,413,487

Portugal – 0.1%
Portugal Obrigacoes do Tesouro OT 3.85%, 4/15/21(a)	EUR	1,087		1,497,769
4.35%, 10/16/17(a)		– 0	–	1

				1,497,770

South Africa – 0.5%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	10,750		968,474
Series R207 7.25%, 1/15/20		60,872		5,276,122
Series R208 6.75%, 3/31/21		490		40,919

				6,285,515

United States – 13.1%
U.S. Treasury Bonds 2.75%, 11/15/42	U.S.$	4,000		3,659,376
3.125%, 2/15/42		4,000		3,960,624
3.50%, 2/15/39		2,000		2,127,812
4.50%, 2/15/36(p)(q)		2,400		2,962,126
5.00%, 5/15/37(q)		3,500		4,618,358
5.25%, 2/15/29(q)		5,750		7,403,125
6.125%, 11/15/27(p)		2,200		3,022,936
U.S. Treasury Notes 1.625%, 8/31/19(b)		137,000		136,058,125
1.75%, 5/15/22(q)		5,000		4,807,030

				168,619,512

Total Governments – Treasuries (cost $204,638,719)				201,586,348

CORPORATES – INVESTMENT GRADES – 7.7%
Financial Institutions – 4.2%
Banking – 1.3%
Baggot Securities Ltd. 10.24%, 10/30/14(a)(n)	EUR	495		662,722

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

BPCE SA 5.70%, 10/22/23(a)	U.S.$	208	$221,252
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16(a)(n)		2,750	2,953,500
Credit Suisse AG 6.50%, 8/08/23(a)		1,963	2,135,030
ICICI Bank Ltd./Dubai 4.80%, 5/22/19(a)(b)		1,337	1,420,764
JPMorgan Chase & Co. Series Q 5.15%, 5/01/23(n)		1,357	1,292,543
Series R 6.00%, 8/01/23(n)		865	850,944
Series S 6.75%, 2/01/24(n)		613	643,650
Nordea Bank AB 6.125%, 9/23/24(a)(n)		446	437,080
PNC Financial Services Group, Inc. (The) 6.75%, 8/01/21(b)(n)		1,558	1,721,590
Standard Chartered PLC 5.20%, 1/26/24(a)(b)		1,301	1,363,750
UBS AG/Stamford CT 7.625%, 8/17/22		979	1,137,359
Wells Fargo & Co. Series S 5.90%, 6/15/24(n)		1,320	1,344,750

			16,184,934

Finance – 0.6%
Aviation Capital Group Corp. 6.75%, 4/06/21(a)		650	737,750
7.125%, 10/15/20(a)		2,489	2,884,681
GE Capital Trust III 6.50%, 9/15/67(a)	GBP	700	1,211,205
General Electric Capital Corp. Series A 7.125%, 6/15/22(n)	U.S.$	1,200	1,389,000
HSBC Finance Capital Trust IX 5.911%, 11/30/35		1,905	1,959,769

			8,182,405

Insurance – 1.9%
AAI Ltd. 6.15%, 9/07/25	AUD	990	876,381
American International Group, Inc. 6.82%, 11/15/37	U.S.$	1,425	1,895,918
AON Corp. 8.205%, 1/01/27		690	883,974
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(a)		656	583,840

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Aviva PLC 4.729%, 11/28/14(n)	EUR	3,000	$3,779,973
Genworth Holdings, Inc. 7.625%, 9/24/21	U.S.$	1,216	1,475,286
Lincoln National Corp. 8.75%, 7/01/19		604	769,408
MetLife, Inc. 10.75%, 8/01/39		2,350	3,795,250
Pacific Life Insurance Co. 9.25%, 6/15/39(a)		475	735,838
Swiss Re Capital I LP 6.854%, 5/25/16(a)(n)		2,809	2,949,450
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,749,693
XL Group PLC Series E 6.50%, 4/15/17(n)		3,322	3,214,035
ZFS Finance USA Trust V 6.50%, 5/09/37(a)		1,240	1,333,000

			24,042,046

REITS – 0.4%
DDR Corp. 7.875%, 9/01/20		746	926,985
EPR Properties 5.75%, 8/15/22		915	1,001,777
7.75%, 7/15/20		1,722	2,074,981
Senior Housing Properties Trust 6.75%, 12/15/21		1,350	1,557,823

			5,561,566

			53,970,951

Industrial – 3.1%
Basic – 1.8%
Braskem Finance Ltd. 6.45%, 2/03/24		2,254	2,344,160
7.00%, 5/07/20(a)		191	209,623
CF Industries, Inc. 7.125%, 5/01/20		900	1,085,741
Georgia-Pacific LLC 8.875%, 5/15/31		1	1,497
GTL Trade Finance, Inc. 5.893%, 4/29/24(a)		1,542	1,559,132
Minsur SA 6.25%, 2/07/24(a)		891	974,257
PetroLogistics LP/PetroLogistics Finance Corp. 6.25%, 4/01/20		528	580,800

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Plains Exploration & Production Co. 6.50%, 11/15/20	U.S.$	867	$949,469
6.75%, 2/01/22		1,197	1,325,677
Samarco Mineracao SA 4.125%, 11/01/22(a)(b)		651	606,211
5.75%, 10/24/23(a)(b)		810	830,250
Southern Copper Corp. 7.50%, 7/27/35		3,300	3,934,491
Vale Overseas Ltd. 6.875%, 11/21/36		4,756	5,362,390
Westvaco Corp. 7.95%, 2/15/31		1,000	1,286,963
Weyerhaeuser Co. 7.375%, 3/15/32		1,790	2,372,649

			23,423,310

Capital Goods – 0.2%
Odebrecht Finance Ltd. 8.25%, 4/25/18(a)	BRL	1,332	489,756
Owens Corning 7.00%, 12/01/36(g)	U.S.$	1,340	1,624,050

			2,113,806

Communications - Media – 0.1%
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(a)(n)		1,401	1,457,040
Sirius XM Radio, Inc. 5.25%, 8/15/22(a)		286	298,155

			1,755,195

Communications - Telecommunications – 0.3%
Embarq Corp. 7.995%, 6/01/36		932	1,007,399
Qwest Corp. 6.50%, 6/01/17		610	674,845
6.875%, 9/15/33		1,570	1,566,763

			3,249,007

Consumer Cyclical - Automotive – 0.0%
Delphi Corp. 6.125%, 5/15/21		419	459,852

Consumer Cyclical - Other – 0.0%
Seminole Tribe of Florida, Inc. 6.535%, 10/01/20(a)		240	258,000

Consumer Non-Cyclical – 0.1%
BRF SA 4.75%, 5/22/24(a)		659	649,115
Forest Laboratories, Inc. 5.00%, 12/15/21(a)		803	858,315

			1,507,430

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Energy – 0.2%
Enterprise Products Operating LLC Series A 8.375%, 8/01/66	U.S.$	1,760	$1,936,000

Other Industrial – 0.3%
Fresnillo PLC 5.50%, 11/13/23(a)(b)		2,181	2,267,586
Wendel SA 4.375%, 8/09/17	EUR	1,100	1,519,362

			3,786,948

Transportation - Airlines – 0.1%
Delta Air Lines Pass-Through Trust Series 2007-1A 6.821%, 8/10/22	U.S.$	810	943,889

			39,433,437

Non Corporate Sectors – 0.3%
ABS - Other – 0.2%
Rio Oil Finance Trust Series 2014-1 6.25%, 7/06/24(a)		2,629	2,706,497

Agencies - Not Government Guaranteed – 0.1%
Electricite de France SA 5.25%, 1/29/23(a)(n)		654	662,993
OCP SA 5.625%, 4/25/24(a)		650	676,130

			1,339,123

			4,045,620

Utility – 0.1%
Natural Gas – 0.1%
Empresa de Energia de Bogota SA ESP 6.125%, 11/10/21(a)		1,235	1,316,772

Total Corporates – Investment Grades (cost $84,856,127)			98,766,780

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Non-Agency Fixed Rate – 3.5%
Bear Stearns ARM Trust Series 2007-3, Class 1A1 2.926%, 5/25/47		514	439,361
Series 2007-4, Class 22A1 4.986%, 6/25/47		1,972	1,779,272

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37	U.S.$	923	$710,975
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A 6.00%, 12/25/35		2,942	2,711,941
Series 2006-AR3, Class 1A2A 5.328%, 6/25/36		1,943	1,794,571
Series 2007-AR4, Class 1A1A 5.467%, 3/25/37		454	437,286
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		2,019	1,750,610
Countrywide Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 6/25/36		1,570	1,395,938
Series 2006-41CB, Class 2A13 5.75%, 1/25/37		1,328	1,157,169
Series 2006-42, Class 1A6 6.00%, 1/25/47		1,169	1,002,207
Series 2006-HY12, Class A5 3.64%, 8/25/36(x)		2,632	2,512,055
Series 2006-J1, Class 1A10 5.50%, 2/25/36		2,600	2,398,590
Series 2006-J5, Class 1A1 6.50%, 9/25/36		1,558	1,414,437
Series 2007-13, Class A2 6.00%, 6/25/47		1,896	1,640,394
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.584%, 9/25/47		570	510,000
Credit Suisse Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		1,103	968,989
First Horizon Alternative Mortgage Securities Trust Series 2006-AA5, Class A1 2.253%, 9/25/36		1,151	912,517
Series 2006-AA7, Class A1 2.217%, 1/25/37		1,497	1,212,235
Series 2006-FA1, Class 1A3 5.75%, 4/25/36		1,110	940,406
IndyMac Index Mortgage Loan Trust Series 2005-AR15, Class A1 4.549%, 9/25/35		1,287	1,124,529
Series 2006-AR37, Class 2A1 4.598%, 2/25/37		848	711,123

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1 5.50%, 12/25/35	U.S.$	703	$640,911
Series 2007-12, Class 3A22 6.00%, 8/25/37		205	185,090
Residential Accredit Loans, Inc. Series 2005-QA7, Class A21 2.911%, 7/25/35		923	852,014
Series 2005-QS14, Class 3A1 6.00%, 9/25/35		1,885	1,744,085
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 8/25/36		334	282,123
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1 5.303%, 9/25/35		1,584	1,526,322
Series 2006-9, Class 4A1 5.412%, 10/25/36		1,064	955,599
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A3 4.78%, 9/25/36		2,071	1,219,693
Series 2006-7, Class A4 4.78%, 9/25/36		2,180	1,283,303
Series 2006-9, Class A4 5.318%, 10/25/36		2,168	1,366,897
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY3, Class 4A1 2.357%, 3/25/37		2,364	2,246,580
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		2,163	1,971,683
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.593%, 12/28/37		2,838	2,627,329
Series 2007-AR8, Class A1 4.371%, 11/25/37		1,128	1,023,240

			45,449,474

Non-Agency Floating Rate – 2.2%
Citigroup Mortgage Loan Trust, Inc. Series 2005-8, Class 2A2 4.646%, 9/25/35(g)(r)		1,252	121,307
Countrywide Alternative Loan Trust Series 2007-7T2, Class A3 0.755%, 4/25/37(g)		4,401	2,746,332

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Countrywide Home Loan Mortgage Pass- Through Trust Series 2007-13, Class A7 0.755%, 8/25/37(g)	U.S.$	1,436	$1,142,620
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1 0.295%, 7/25/47(g)		867	738,363
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 1A1A 1.035%, 3/19/46(g)		948	738,255
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.405%, 4/25/37(g)		686	396,979
Series 2007-FA2, Class 1A5 0.455%, 4/25/37(g)		777	451,915
Series 2007-FA2, Class 1A6 5.396%, 4/25/37(g)(r)		232	38,872
HarborView Mortgage Loan Trust Series 2007-4, Class 2A1 0.373%, 7/19/47(g)		3,597	3,156,530
Series 2007-7, Class 2A1A 1.155%, 10/25/37(g)		739	662,619
Lehman XS Trust Series 2007-10H, Class 2AIO 6.844%, 7/25/37(g)(r)		816	166,422
Series 2007-15N, Class 4A1 1.055%, 8/25/47(g)		855	611,824
Series 2007-4N, Class 3A2A 0.906%, 3/25/47(g)		2,382	2,037,943
Residential Accredit Loans, Inc. Series 2006-QS18, Class 2A2 6.396%, 12/25/36(g)(r)		11,161	2,601,143
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 1.615%, 8/25/47(g)		2,353	2,102,397
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A 0.875%, 4/25/47(g)		3,465	2,628,197
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class A1A 1.105%, 6/25/46(g)		843	738,509
Series 2007-OA1, Class A1A 0.817%, 2/25/47(g)		2,852	2,346,540

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-OA3, Class 2A1A 0.875%, 4/25/47(g)	U.S.$	921	$831,083
Series 2007-OA5, Class 1A 0.865%, 6/25/47(g)		4,836	4,210,597

			28,468,447

GSE Risk Share Floating Rate – 0.8%
Fannie Mae Connecticut Avenue Securities Series 2013-C01, Class M2 5.405%, 10/25/23(g)		1,451	1,638,934
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.305%, 7/25/23(g)		2,350	2,934,628
Series 2013-DN2, Class M2 4.405%, 11/25/23(g)		1,925	2,031,354
Series 2014-DN1, Class M3 4.655%, 2/25/24(g)		1,380	1,437,036
Series 2014-HQ2, Class M3 3.904%, 9/25/24(g)		710	692,855
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.555%, 1/25/24(g)		1,071	1,139,553

			9,874,360

Total Collateralized Mortgage Obligations (cost $76,950,397)			83,792,281

BANK LOANS – 4.0%
Industrial – 3.6%
Basic – 0.3%
Arysta LifeScience SPC, LLC 4.50%, 5/29/20(g)		1,975	1,955,247
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.) 3.75%, 6/30/19(g)		1,887	1,845,129

			3,800,376

Capital Goods – 0.2%
ClubCorp Club Operations, Inc. 4.50%, 7/24/20(g)		1,291	1,277,742
Serta Simmons Holdings LLC 4.25%, 10/01/19(g)		1,304	1,290,155

			2,567,897

Communications - Media – 0.2%
Advantage Sales & Marketing Inc. 7.50%, 7/25/22(g)		1,167	1,147,918
Clear Channel Communications, Inc. 3.80%, 1/29/16(g)		60	59,298

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)		U.S. $ Value

TWCC Holding Corp. 7.00%, 6/26/20(g)	U.S.$	1,050		$1,027,246

				2,234,462

Consumer Cyclical - Automotive – 0.6%
Exide Technologies 9.00%, 10/09/14		5,973		5,867,990
Navistar, Inc. 5.75%, 8/17/17(g)		875		876,094
TI Group Automotive Systems, LLC 4.25%, 7/02/21(g)		1,473		1,452,276

				8,196,360

Consumer Cyclical - Entertainment – 0.2%
Kasima LLC (Digital Cinema Implementation Partners LLC) 3.25%, 5/17/21(g)		728		717,932
Station Casinos LLC 4.25%, 3/02/20(g)		1,908		1,875,453

				2,593,385

Consumer Cyclical - Other – 0.4%
CityCenter Holdings, LLC 4.25%, 10/16/20(g)		2,273		2,247,588
La Quinta Intermediate Holdings LLC 4.00%, 4/14/21(g)		684		675,409
New HB Acquisition, LLC 6.75%, 4/09/20(g)		1,990		2,029,800

				4,952,797

Consumer Cyclical - Retailers – 0.3%
Gymboree Corporation, The 5.00%, 2/23/18(g)		– 0	–	– 0	–
Harbor Freight Tools USA, Inc. 4.75%, 7/26/19(g)		1,277		1,273,886
J.C. Penney Corporation, Inc. 6.00%, 5/22/18(g)		1,432		1,427,221
Michaels Stores, Inc. 4.00%, 1/28/20(g)		635		627,501
Rite Aid Corporation 5.75%, 8/21/20(g)		500		505,625

				3,834,233

Consumer Non-Cyclical – 0.6%
Air Medical Group Holdings, Inc. 5.00%, 6/30/18(g)		1,353		1,352,785
Air Medical Holding, LLC 7.63%, 5/31/18		4,000		3,980,000

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.) 6.50%, 12/31/17(g)	U.S.$	368	$367,261
Grifols Worldwide Operations Limited 3.15%, 2/27/21(g)		706	692,766
H.J. Heinz Company 3.50%, 6/05/20(g)		691	681,918
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.) 4.00%, 9/30/19(g)		588	575,759

			7,650,489

Energy – 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC) 4.00%, 2/21/21(g)		1,131	1,074,878

Other Industrial – 0.6%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC) 4.00%, 12/13/19(g)		1,061	1,041,008
Atkore International, Inc. 7.75%, 10/09/21(g)		1,690	1,673,100
Gardner Denver, Inc. 4.25%, 7/30/20(g)		1,188	1,163,313
Laureate Education, Inc. 5.00%, 6/15/18(g)		740	707,779
Unifrax Holding Co. 5.25%, 11/28/18(g)	EUR	732	908,695
Veyance Technologies, Inc. 5.25%, 9/08/17(g)	U.S.$	2,307	2,300,462

			7,794,357

Technology – 0.1%
MMI International Ltd. (MMI International (Delaware) LLC) 7.25%, 11/20/18(g)		1,017	1,014,125
Smart Modular Technologies (Global), Inc. 8.25%, 8/26/17(g)		1,044	1,028,057

			2,042,182

			46,741,416

Financial Institutions – 0.2%
Insurance – 0.1%
Hub International Limited 4.25%, 10/02/20(g)		495	483,667

Other Finance – 0.1%
Travelport Finance (Luxembourg) S.A r.l. 6.00%, 9/02/21(g)		1,531	1,527,697

			2,011,364

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.25%, 6/19/16(g)	U.S.$	2,010	$1,998,594

Non Corporate Sectors – 0.1%
Foreign Local Government - Municipal – 0.1%
Education Management LLC 4.25%, 6/01/16(g)		1,882	1,000,012

Total Bank Loans (cost $52,749,877)			51,751,386

EMERGING MARKETS - SOVEREIGNS – 3.9%
Argentina – 0.5%
Argentina Boden Bonds 7.00%, 10/03/15		6,411	5,938,085

Dominican Republic – 0.9%
Dominican Republic International Bond 7.45%, 4/30/44(a)		1,283	1,372,810
8.625%, 4/20/27(a)		8,385	10,145,850

			11,518,660

El Salvador – 0.6%
El Salvador Government International Bond 7.625%, 9/21/34(a)		762	822,960
7.65%, 6/15/35(a)		6,996	7,433,250

			8,256,210

Ghana – 0.1%
Republic of Ghana 7.875%, 8/07/23(a)(b)		1,198	1,201,232
8.50%, 10/04/17(a)		606	649,935

			1,851,167

Ivory Coast – 0.6%
Ivory Coast Government International Bond 5.75%, 12/31/32(a)		8,647	8,247,076

Jamaica – 0.0%
Jamaica Government International Bond 7.625%, 7/09/25		506	538,890

Kenya – 0.1%
Kenya Government International Bond 5.875%, 6/24/19(a)		702	722,183

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lebanon – 0.1%
Lebanon Government International Bond
6.00%, 1/27/23(a)	U.S.$	796	$801,174
6.10%, 10/04/22(a)		665	676,638

			1,477,812

Pakistan – 0.1%
Pakistan Government International Bond 7.25%, 4/15/19(a)		1,498	1,499,873

Serbia – 0.0%
Republic of Serbia 6.75%, 11/01/24(a)		402	405,288

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.00%, 1/14/19(a)		799	842,945

Venezuela – 0.6%
Venezuela Government International Bond
9.00%, 5/07/23(a)		824	555,863
9.25%, 9/15/27(b)		8,383	5,763,312
9.25%, 5/07/28(a)		300	197,250
11.75%, 10/21/26(a)		486	375,678
11.95%, 8/05/31(a)		355	272,539

			7,164,642

Zambia – 0.2%
Zambia Government International Bond 8.50%, 4/14/24(a)		1,846	2,097,517

Total Emerging Markets - Sovereigns (cost $43,426,317)			50,560,348

EMERGING MARKETS - CORPORATE BONDS – 3.7%
Industrial – 3.3%
Basic – 0.5%
Gold Fields Orogen HoldingS BVI Ltd. 4.875%, 10/07/20(a)		1,650	1,468,500
Mongolian Mining Corp. 8.875%, 3/29/17(a)		2,000	1,250,000
Rearden G Holdings EINS GmbH 7.875%, 3/30/20(a)		1,200	1,254,000
Sappi Papier Holding GmbH 7.75%, 7/15/17(a)		1,278	1,373,850
Tupy Overseas SA 6.625%, 7/17/24(a)		601	611,517

			5,957,867

Capital Goods – 0.5%
CEMEX Espana SA/Luxembourg 9.875%, 4/30/19(a)(b)		3,299	3,661,890

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cemex Finance LLC 9.375%, 10/12/22(a)	U.S.$	587	$661,843
Grupo Kuo SAB de CV 6.25%, 12/04/22(a)		200	206,260
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21(a)		651	703,080
9.875%, 4/06/21(a)(b)		560	604,800
Zoomlion Hk Spv Co., Ltd. 6.875%, 4/05/17(a)		1,250	1,306,250

			7,144,123

Communications - Media – 0.1%
Myriad International Holdings BV 6.00%, 7/18/20(a)		1,519	1,647,001

Communications - Telecommunications – 0.1%
Comcel Trust 6.875%, 2/06/24(a)		986	1,040,230
Digicel Ltd. 6.00%, 4/15/21(a)		750	742,500

			1,782,730

Consumer Cyclical - Other – 0.2%
Theta Capital Pte Ltd. 6.125%, 11/14/20(a)		200	203,565
7.00%, 5/16/19-4/11/22(a)		1,901	1,985,444

			2,189,009

Consumer Cyclical - Retailers – 0.3%
Edcon Pty Ltd. 9.50%, 3/01/18(a)(b)	EUR	625	655,207
Office Depot de Mexico SA de CV 6.875%, 9/20/20(a)	U.S.$	2,500	2,675,000

			3,330,207

Consumer Non-Cyclical – 1.2%
Cosan Luxembourg SA 9.50%, 3/14/18(a)	BRL	2,042	750,315
Marfrig Holding Europe BV 8.375%, 5/09/18(a)	U.S.$	3,116	3,193,900
Marfrig Overseas Ltd. 9.50%, 5/04/20(a)		2,187	2,307,285
Minerva Luxembourg SA 7.75%, 1/31/23(a)(b)		2,866	2,917,588
Tonon Bioenergia SA 9.25%, 1/24/20(a)(b)		1,820	1,565,200
USJ Acucar e Alcool SA 9.875%, 11/09/19(a)(b)		600	579,000
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(a)		2,385	1,506,295

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

10.50%, 1/28/18(a)(b)	U.S.$	1,705	$1,076,827
10.875%, 1/13/20(i)		480	411,600
11.75%, 2/09/22(a)		1,620	984,960

			15,292,970

Energy – 0.1%
Pacific Rubiales Energy Corp. 7.25%, 12/12/21(a)		1,700	1,848,750

Transportation - Airlines – 0.3%
Guanay Finance Ltd. 6.00%, 12/15/20(a)		675	716,344
TAM Capital 3, Inc. 8.375%, 6/03/21(a)(b)		2,505	2,677,219

			3,393,563

			42,586,220

Utility – 0.2%
Electric – 0.2%
ContourGlobal Power Holdings SA 7.125%, 6/01/19(a)		1,703	1,677,455

Non Corporate Sectors – 0.1%
Agencies - Not Government Guaranteed – 0.1%
Banco de Reservas de la Republica Dominicana 7.00%, 2/01/23(a)		1,461	1,486,567

Financial Institutions – 0.1%
Finance – 0.1%
CIMPOR Financial Operations Bv 5.75%, 7/17/24(a)		1,491	1,442,543

Total Emerging Markets – Corporate Bonds (cost $45,637,910)			47,192,785

		Shares
PREFERRED STOCKS – 2.6%
Financial Institutions – 2.5%
Banking – 0.9%
CoBank ACB Series F 6.25%(a)		7,925	832,620
GMAC Capital Trust I 8.125%		98,050	2,609,110
Goldman Sachs Group, Inc. (The) Series J 5.50%		72,675	1,726,031
Morgan Stanley 6.875%		48,350	1,263,386

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

Company	Shares	U.S. $ Value

State Street Corp. Series D 5.90%	25,800	$661,770
US Bancorp/MN Series F 6.50%	100,000	2,868,000
Wells Fargo & Co. 5.85%	6,050	155,062
Wells Fargo & Co. 6.625%	65,275	1,804,854

		11,920,833

Finance – 0.3%
Brandywine Realty Trust Series E 6.90%	30,425	776,142
Cedar Realty Trust, Inc. Series B 7.25%	24,651	644,623
RBS Capital Funding Trust V Series E 5.90%	111,000	2,612,940

		4,033,705

Insurance – 0.3%
Hartford Financial Services Group, Inc. (The) 7.875%	75,000	2,219,250
XLIT Ltd. Series D 3.354%(g)	1,600	1,338,500

		3,557,750

REITS – 1.0%
Apartment Investment & Management Co. 6.875%	130,000	3,334,500
DDR Corp. Series K 6.25%	4,000	98,040
Health Care REIT, Inc. Series J 6.50%	46,025	1,190,206
Hersha Hospitality Trust Series C 6.875%	31,800	822,030
Kilroy Realty Corp. Series G 6.875%	21,575	554,477
Kilroy Realty Corp. Series H 6.375%	2,000	49,240

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Company		Shares	U.S. $ Value

Kimco Realty Corp. Series I 6.00%		19,850	$495,258
Kimco Realty Corp. Series K 5.625%		12,000	282,120
National Retail Properties, Inc. Series D 6.625%		21,000	543,480
National Retail Properties, Inc. Series E 5.70%		44,975	1,072,654
Public Storage Series W 5.20%		18,400	415,472
Public Storage Series X 5.20%		1,000	22,590
Sabra Health Care REIT, Inc. Series A 7.125%		145,600	3,714,256
Sovereign Real Estate Investment Trust 12.00%(a)		185	248,825
Vornado Realty Trust Series K 5.70%		10,800	258,120

			13,101,268

			32,613,556

Industrial – 0.1%
Basic – 0.1%
ArcelorMittal 6.00%		33,975	717,892

Utility – 0.0%
Electric – 0.0%
SCE Trust III 5.75%		12,025	317,701

Total Preferred Stocks (cost $31,346,506)			33,649,149

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Fixed Rate CMBS – 2.1%
Banc of America Commercial Mortgage Trust Series 2007-3, Class AJ 5.79%, 6/10/49	U.S.$	1,973	2,037,517

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-5, Class AM 5.772%, 2/10/51	U.S.$	2,877	$3,078,756
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B 5.679%, 6/24/50(a)		3,500	3,563,403
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 2.049%, 4/10/46		2,339	213,630
Series 2014-GC23, Class D 4.658%, 7/10/47(a)		856	782,080
Commercial Mortgage Trust Series 2012-CR1, Class XA 2.31%, 5/15/45(r)		2,348	255,900
Series 2012-CR3, Class XA 2.338%, 10/15/45		9,763	1,130,449
Series 2012-CR5, Class XA 2.05%, 12/10/45		2,504	247,412
Series 2012-LC4, Class XA 2.65%, 12/10/44(a)		6,748	826,960
Series 2014-CR15, Class XA 1.509%, 2/10/47		2,599	189,841
Series 2014-LC15, Class D 5.109%, 4/10/47(a)		1,500	1,411,847
Series 2014-UBS5, Class D 3.495%, 9/10/47(a)		669	538,158
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class XA 2.53%, 11/10/45		1,952	238,666
Series 2013-GC10, Class XA 1.888%, 2/10/46		1,031	102,609
GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.726%, 4/10/38		1,484	1,531,372
Series 2011-GC5, Class C 5.474%, 8/10/44(a)		3,152	3,466,673
Series 2012-GCJ7, Class XA 2.753%, 5/10/45		7,075	836,010
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		1,254	1,332,770
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ 5.137%, 7/12/38		2,000	2,064,120
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 2.302%, 11/15/45(a)		11,682	1,161,544
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 2.009%, 12/10/45(a)		979	102,862

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AM 5.818%, 5/15/46	U.S.$	400	$438,200
Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class XA 1.601%, 11/15/43(a)		2,148	134,873
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.413%, 6/15/44(a)		1,022	1,096,460
Series 2012-C7, Class XA 1.733%, 6/15/45(a)		1,592	143,338

			26,925,450

Non-Agency Floating Rate CMBS – 0.0%
Commercial Mortgage Trust Series 2007-FL14, Class C 0.454%, 6/15/22(a)(g)		223	221,595

Total Commercial Mortgage-Backed Securities (cost $23,619,199)			27,147,045

GOVERNMENTS – SOVEREIGN BONDS – 1.1%
Bahrain – 0.2%
Bahrain Government International Bond 6.125%, 8/01/23(a)		1,832	2,047,260

Croatia – 0.3%
Croatia Government International Bond 6.625%, 7/14/20(a)		4,000	4,400,000

Romania – 0.1%
Romanian Government International Bond 4.875%, 1/22/24(a)(b)		1,360	1,436,500

Turkey – 0.2%
Turkey Government International Bond 5.625%, 3/30/21		2,600	2,762,500

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(a)		3,310	4,129,225

Total Governments – Sovereign Bonds (cost $13,264,048)			14,775,485

EMERGING MARKETS – TREASURIES – 0.9%
Costa Rica – 0.2%
Costa Rica Government International Bond 10.58%, 6/22/16(i)	CRC	643,100	1,245,286
11.13%, 3/28/18(i)		644,200	1,273,040

			2,518,326

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Dominican Republic – 0.5%
Dominican Republic International Bond 16.00%, 7/10/20(i)	DOP	229,800	$6,603,751

Indonesia – 0.2%
Indonesia - Recap Linked Note (JPMC) 9.50%, 5/17/41	IDR	27,844,000	2,347,945

Total Emerging Markets – Treasuries (cost $12,523,569)			11,470,022

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 0.9%
United States – 0.9%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	U.S.$	1,700	1,326,102
Golden State Tobacco Securitization Corp. Series 2007A-1 5.125%, 6/01/47		1,400	1,025,542
Iowa Tobacco Settlement Authority Series 2005C 5.625%, 6/01/46		1,020	846,671
Michigan Tobacco Settlement Finance Authority Series 2007A 6.00%, 6/01/48		1,630	1,296,600
State of California Series 2010 7.60%, 11/01/40		750	1,109,017
7.95%, 3/01/36		1,915	2,335,898
State of Illinois 7.35%, 7/01/35		1,915	2,198,018
Tobacco Settlement Financing Corp/NJ Series 20071A 5.00%, 6/01/41		475	348,736
Tobacco Settlement Financing Corp/VA Series 2007B1 5.00%, 6/01/47		1,095	729,489

Total Local Governments – Municipal Bonds (cost $10,845,219)			11,216,073

GOVERNMENTS – SOVEREIGN AGENCIES – 0.8%
Brazil – 0.2%
Banco do Brasil SA/Cayman 9.00%, 6/18/24(a)(n)		1,171	1,135,987
9.00%, 6/18/24(a)		829	804,213

			1,940,200

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Colombia – 0.1%
Ecopetrol SA 5.875%, 5/28/45	U.S.$	1,271	$1,296,420

Norway – 0.1%
Eksportfinans ASA 2.00%, 9/15/15		133	132,834
2.375%, 5/25/16		1,551	1,552,861

			1,685,695

Spain – 0.1%
Instituto de Credito Oficial 4.53%, 3/17/16	CAD	1,300	1,195,055

United Arab Emirates – 0.3%
Dubai Holding Commercial Operations MTN Ltd. 6.00%, 2/01/17	GBP	2,300	3,831,183

Total Governments – Sovereign Agencies (cost $9,446,144)			9,948,553

ASSET-BACKED SECURITIES – 0.8%
Home Equity Loans - Fixed Rate – 0.6%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35	U.S.$	895	886,664
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,160	899,510
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,800	1,555,990
Series 2006-10, Class AF3 5.985%, 6/25/36		1,494	880,202
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36		1,547	1,402,067
Series 2007-6, Class 3A5 5.133%, 5/25/37		570	642,795
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		1,513	843,001
Series 2007-8XS, Class A2 6.00%, 4/25/37		1,456	916,793

			8,027,022

Home Equity Loans - Floating Rate – 0.2%
GSAA Home Equity Trust Series 2006-6, Class AF4 6.121%, 3/25/36(g)		2,123	1,300,118

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2006-6, Class AF5 6.241%, 3/25/36(g)	U.S.$	787	$481,638

			1,781,756

Total Asset-Backed Securities (cost $9,409,801)			9,808,778

WHOLE LOAN TRUSTS – 0.7%
Performing Asset – 0.7%
Aeroservicios Especializados 10.75%, 3/19/18(k)(o)		2,579	2,579,161
Alpha Credit Debt Fund LLC 15.00%, 12/31/17(k)(o)		2,267	2,266,699
Deutsche Bank Mexico SA 6.905%, 10/31/34(k)(m)(o)	MXN	50,428	2,787,120
Ede Del Este SA (DPP) 12.00%, 3/31/16(k)(o)	U.S.$	990	1,020,490
Ede Del Este SA (ITABO) 12.00%, 3/31/16(k)(o)		456	469,968

Total Whole Loan Trusts (cost $9,208,546)			9,123,438

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(a)		699	821,325
8.00%, 8/07/19(a)		330	385,275

			1,206,600

Kazakhstan – 0.4%
KazMunayGas National Co. JSC 6.375%, 4/09/21(a)		2,450	2,640,365
7.00%, 5/05/20(a)		2,358	2,622,096

			5,262,461

Venezuela – 0.1%
Petroleos de Venezuela SA 6.00%, 11/15/26(a)		2,700	1,404,000

Total Quasi-Sovereigns (cost $7,508,158)			7,873,061

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.4%
Colombia – 0.4%
Bogota Distrito Capital 9.75%, 7/26/28(a) (cost $3,270,957)	COP	7,758,000	4,782,388

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.2%
Gallery Media(e)(j)(o)	591	$856,950
Keystone Automotive Operations(k)(o)	106,736	427,113
Neenah Enterprises, Inc.(j)(k)(o)	58,200	494,700
New Cotai LLC/New Cotai Capital Corp.(j)(k)	3	81,939
Travelport LLC(e)(j)(o)	80,347	1,322,512

Total Common Stocks (cost $2,548,218)		3,183,214

INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
OCL Opportunities Fund I	9,540	1,204,950
OCL Opportunities Fund II	8,394	1,060,204

Total Investment Companies (cost $2,318,597)		2,265,154

	Contracts
OPTIONS PURCHASED – PUTS – 0.1%
Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Oct 2014, Exercise Price: $ 195.00(j)(s)	1,026	183,654
SPDR S&P 500 ETF Trust Expiration: Oct 2014, Exercise Price: $ 190.00(j)(s)	1,945	159,490
SPDR S&P 500 ETF Trust Expiration: Oct 2014, Exercise Price: $ 196.00(j)(s)	366	76,494
SPDR S&P 500 ETF Trust Expiration: Oct 2014, Exercise Price: $ 185.00(j)(s)	1,474	58,223

		477,861

Swaptions – 0.0%
CDX-NAHY.22 RTP Goldman Sachs International (Buy Protection) Expiration: Oct 14, Exercise Rate: 1.05%(j)	32,685	138,109

Options on Indices – 0.0%
Best of SPY TLT Expiration: Dec 2014, Exercise Price: $ 100.00(j)	34,740,000	94,180

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Portfolio of Investments

Company		Notional Amount (000)	U.S. $ Value

Options on Forward Contracts – 0.0%
JPY/USD Expiration: Oct 2014, Exercise Price: JPY 106.00		10,299	$83,481

Total Options Purchased – Puts (premiums paid $1,133,090)			793,631

		Shares
WARRANTS – 0.0%
Alion Science and Technology Corp., expiring 3/15/17(i)(j)(o)		900	– 0	–
FairPoint Communications, Inc., expiring 1/24/18(j)(k)		9,725	292
iPayment Holdings, Inc., expiring 11/15/18(j)(k)(o)		1,142	– 0	–
Talon Equity Co. NV, expiring 11/25/15(j)(k)(o)		1,059	– 0	–

Total Warrants (cost $0)			292

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.07%(t)(u) (cost $6,962,993)		6,962,993	6,962,993

		Principal Amount (000)
TIME DEPOSITS – 0.1%
ANZ, London 0.03%, 10/01/14	U.S.$	529	528,797
BBH Grand Cayman
0.001%, 10/01/14	CHF	20	20,622
4.25%, 10/01/14	ZAR	20	1,748
Wells Fargo, Grand Cayman Zero Coupon, 10/01/14	EUR	88	111,692
0.06%, 10/01/14	GBP	74	119,240
0.299%, 10/01/14	CAD	38	33,926

Total Time Deposits (cost $817,192)			816,025

Total Short-Term Investments (cost $7,780,185)			7,779,018

Total Investments – 116.6% (cost $1,451,001,444)			1,497,715,330
Other assets less liabilities – (16.6)%			(213,279,812)

Net Assets – 100.0%			$1,284,435,518

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,379	EUR	1,837	10/16/14	$(57,899)
BNP Paribas SA	USD	1,015	GBP	612	10/14/14	(21,977)
BNP Paribas SA	USD	3,446	ZAR	38,668	10/15/14	(26,020)
BNP Paribas SA	USD	11,706	JPY	1,279,234	10/17/14	(40,823)
Brown Brothers Harriman & Co.	USD	21	GBP	13	10/14/14	131
Brown Brothers Harriman & Co.	EUR	3,795	USD	4,909	10/16/14	114,815
Brown Brothers Harriman & Co.	USD	2,464	EUR	1,920	10/16/14	(39,192)
Brown Brothers Harriman & Co.	JPY	2,001,141	USD	19,090	10/17/14	842,148
Brown Brothers Harriman & Co.	USD	11	NOK	70	10/22/14	(124)
Brown Brothers Harriman & Co.	AUD	1,628	USD	1,465	10/24/14	42,197
Brown Brothers Harriman & Co.	USD	946	AUD	1,078	10/24/14	(4,371)
Brown Brothers Harriman & Co.	USD	2,187	HUF	531,235	11/07/14	(29,216)
Credit Suisse International	BRL	14,672	USD	6,083	10/02/14	88,842
Credit Suisse International	USD	5,986	BRL	14,672	10/02/14	7,948
Credit Suisse International	NOK	79,026	USD	12,429	10/22/14	137,980
Credit Suisse International	USD	6,029	BRL	14,672	11/04/14	(91,430)
Deutsche Bank AG	GBP	431	USD	705	10/14/14	5,424
Goldman Sachs Bank USA	BRL	14,671	USD	5,986	10/02/14	(7,948)
Goldman Sachs Bank USA	USD	6,375	BRL	14,671	10/02/14	(381,376)
Goldman Sachs Bank USA	CAD	25,488	USD	23,225	10/10/14	471,797
Goldman Sachs Bank USA	USD	12,202	NOK	76,064	10/22/14	(371,622)
JPMorgan Chase Bank, NA	GBP	24,276	USD	40,332	10/14/14	980,348
JPMorgan Chase Bank, NA	EUR	80,783	USD	106,573	10/16/14	4,529,930
Morgan Stanley Capital Services LLC	MXN	32,350	USD	2,465	10/16/14	58,823
Royal Bank of Scotland PLC	USD	2,122	GBP	1,303	10/14/14	(9,174)
Royal Bank of Scotland PLC	AUD	46,419	USD	42,342	10/24/14	1,767,313
Royal Bank of Scotland PLC	USD	12,742	PEN	36,686	10/24/14	(102,372)
Royal Bank of Scotland PLC	NZD	15,421	USD	12,537	10/31/14	535,001
Royal Bank of Scotland PLC	USD	3,240	INR	198,564	10/31/14	(51,421)
Royal Bank of Scotland PLC	USD	9,624	TRY	22,026	11/13/14	(56,334)
Standard Chartered Bank	USD	6,125	IDR	72,481,156	10/17/14	(214,072)

						$8,077,326

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note D)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put – CDX-NAHY-22, 5 Year Index	Goldman Sachs International	Sell	102.00%	10/15/14	$32,650	$29,091	$(25,098)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts – (0.4)%
Morgan Stanley & Co., LLC/(INTRCONX):
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.57%	EUR	30,233	$(4,564,653)	$333,607

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Portfolio of Investments

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanely & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00%	3.17%	$7,169	$630,246	$45,004
CDX-NAHY Series 21, 5 Year Index, 6/20/19*	5.00	3.51	17,262	1,296,625	(55,856)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.50	10,730	242,710	80,616
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	2.57	EUR 7,810	1,194,220	(222,612)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	2.57	7,290	1,115,103	(211,936)

				$(85,749)	$(31,177)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$13,850	8/29/19	1.78%	3 Month LIBOR	$75,545
Morgan Stanley & Co., LLC/(LCH Clearnet)	135,510	11/07/18	1.53%	3 Month LIBOR	198,645
Morgan Stanley & Co., LLC/(LCH Clearnet)	13,730	3/31/19	1.81%	3 Month LIBOR	5,392

					$279,582

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, N.A.
Russian Federation, 7.50%, 3/31/30, 3/20/19*	(1.00)%	2.39%	$4,370	$250,222	$208,899	$41,323
Barclays Bank PLC
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)	1.92	3,739	(274,645)	(267,467)	(7,178)

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)%	3.08%	$3,505	$(155,915)	$(179,203)	$23,288
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/17*	(5.00)	1.26	3,870	(380,107)	(352,325)	(27,782)
Citibank, NA Bombardier Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	1.35	1,959	(172,811)	(173,318)	507
Bombardier Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	1.35	1,971	(173,869)	(168,882)	(4,987)
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	2.42	5,853	359,708	342,488	17,220
United States Steel Corp., 6.65%, 6/1/37, 3/20/17*	(5.00)	0.96	3,643	(357,314)	(242,653)	(114,661)
Credit Suisse International Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.92	150	(12,367)	(6,557)	(5,810)
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.59	1,965	(18,198)	(6,199)	(11,999)
Western Union Co., 3.65%, 8/22/18, 9/20/17*	(1.00)	0.78	1,970	(10,884)	(25,996)	15,112
Deutsche Bank AG Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	12.26	420	92,850	43,384	49,466
Goldman Sachs Bank USA Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	1.06	3,895	(371,633)	(310,512)	(61,121)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	1.63	3,664	(298,019)	(227,083)	(70,936)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Jones Group, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)%	7.93%		$3,634	$238,951	$(260,879)	$499,830
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	2.42		7,367	452,812	427,635	25,177
Goldman Sachs International Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.87		3,540	(8,376)	69,609	(77,985)
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.51		3,930	(44,124)	(18,146)	(25,978)
Morgan Stanley Capital Services LLC
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.54	EUR	1,412	(184,342)	(130,618)	(53,724)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.54		1,498	(195,570)	(123,304)	(72,266)
UBS AG
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.66		$130	(11,096)	3,519	(14,615)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.66		200	(17,071)	5,411	(22,482)
J.C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	3.00		670	(20,375)	26,270	(46,645)

Sale Contracts
Barclays Bank PLC
AK Steel Corp., 7.625%, 5/15/20, 6/20/17*	5.00	2.89		1,270	64,585	(86,876)	151,461
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	4.02		2,546	97,692	120,495	(22,803)
CCO Holdings, LLC, 7.25%, 10/30/17, 6/20/19*	5.00	2.55		828	87,204	87,794	(590)

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00%	2.07%		$611	$78,129	$85,825	$(7,696)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	2.07		1,184	151,413	172,153	(20,740)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	2.07		1,184	151,413	177,950	(26,537)
Freescale Semiconductor, Inc., 8.05%, 2/1/20, 9/20/19*	5.00	3.23		1,420	111,212	116,839	(5,627)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	4.88		2,547	15,208	53,881	(38,673)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.33		246	22,909	11,820	11,089
NXP BV, 0.00%, 10/15/13, 3/20/18*	5.00	1.41	EUR	412	63,748	19,656	44,092
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/19*	5.00	2.77		$2,620	248,552	211,241	37,311
Citibank, NA
Bombardier Inc., 7.45%, 5/1/34,3/20/19*	5.00	2.78		1,311	119,152	119,025	127
Bombardier Inc., 7.45% 5/1/34,3/20/19*	5.00	2.78		1,309	118,969	121,351	(2,382)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	2.33		325	30,267	16,061	14,206
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	2.44		2,620	276,979	77,968	199,011
Credit Suisse International
American Axle & Manufacturing, Inc., 7.875%, 3/1/17, 6/20/18*	5.00	2.04		2,090	215,066	30,795	184,271
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.88		204	23,873	14,464	9,409
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.88		196	22,936	14,653	8,283
Levi Strauss & Co., 7.625%, 5/15/20, 12/20/17*	5.00	1.65		1,330	140,937	(8,287)	149,224

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00%	2.33%		$119	$11,082	$6,123	$4,959
Western Union Co., 3.65%, 8/22/18, 9/20/19*	1.00	1.68		1,320	(43,777)	(18,276)	(25,501)
Western Union Co., 3.65%, 8/22/18, 3/20/19*	1.00	1.42		1,309	(25,407)	(40,265)	14,858
Deutsche Bank AG
HCA, Inc., 8.00%, 10/1/18, 3/20/19*	5.00	1.84		237	31,372	30,969	403
Goldman Sachs Bank USA
American Axle & Manufacturing, Inc., 7.875%, 3/1/17, 6/20/18*	5.00	2.04		1,509	155,279	16,101	139,178
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	3.43		300	15,038	(29,425)	44,463
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	2.54		2,620	265,802	195,580	70,222
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	1.30	EUR	1,440	179,542	(159,335)	338,877
Dell, Inc., 7.10% 4/15/28, 3/20/19*	1.00	1.89		$2,620	(100,998)	(263,913)	162,915
HCA, Inc., 8.00%, 10/1/18, 3/20/19*	5.00	1.84		1,963	259,845	249,616	10,229
Jones Group, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	10.25		2,620	(445,950)	77,968	(523,918)
KB Home, 6.25%, 6/15/15, 6/20/17*	5.00	1.52		1,250	113,701	(72,584)	186,285
Goldman Sachs International
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	3.30		2,620	178,809	58,021	120,788
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/19*	1.00	1.35		2,620	(42,622)	(88,899)	46,277
Morgan Stanley Capital Services LLC
AK Steel Corp., 7.625%, 5/15/20, 3/2016*	5.00	1.54		1,350	67,193	11,113	56,080
United States Steel Corp., 6.65%, 6/1/37, 9/20/19*	5.00	2.82		756	73,957	40,383	33,574

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65%, 6/1/37, 9/20/19*	5.00%	2.82%	$743	$72,626	$41,925	$30,701
UBS AG
Levi Strauss & Co., 8.875%, 4/1/16, 6/20/17*	5.00	1.31	1,900	185,344	(62,289)	247,633

				$1,678,907	$(16,306)	$1,695,213

*	Termination date

TOTAL RETURN SWAPS (see Note 3)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley & Co. International PLC iBoxx $ Liquid High Yield Total Return Index	56,206	LIBOR	USD	13,110	12/20/14	$(132,975)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2014
Barclays Capital Inc.†	530	USD	(2.00	)%*	—	$529,617
Barclays Capital Inc.†	450	USD	(1.25	)%*	—	450,341
Barclays Capital Inc.	1,296	USD	(1.00	)%*	10/01/14	1,295,260
Barclays Capital Inc.†	1,556	USD	(0.75	)%*	—	1,552,210
Barclays Capital Inc.†	2,504	USD	(0.75	)%*	—	2,503,142
Barclays Capital Inc.†	1,453	USD	(0.50	)%*	—	1,451,466
Barclays Capital Inc.†	547	USD	(0.50	)%*	—	545,979
Barclays Capital Inc.†	950	EUR	(0.50	)%*	—	1,199,892
Barclays Capital Inc.†	636	USD	(0.38	)%*	—	634,845
Barclays Capital Inc.†	529	USD	(0.25	)%*	—	528,788
Barclays Capital Inc.†	513	USD	(0.25	)%*	—	512,747
Barclays Capital Inc.†	1,064	USD	(0.25	)%*	—	1,063,381
Barclays Capital Inc.†	1,385	USD	(0.25	)%*	—	1,384,375
Barclays Capital Inc.†	5,128	USD	(0.25	)%*	—	5,127,662
Barclays Capital Inc.†	644	USD	(0.15	)%*	—	643,168
Barclays Capital Inc.†	482	USD	(0.15	)%*	—	482,137
Barclays Capital Inc.†	1,531	USD	(0.15	)%*	—	1,530,474
Barclays Capital Inc.†	1,315	USD	(0.10	)%*	—	1,313,613
Barclays Capital Inc.†	1,534	USD	(0.05	)%*	—	1,533,377
Barclays Capital Inc.†	1,031	USD	(0.05	)%*	—	1,030,731
Barclays Capital Inc.†	2,106	USD	0.00%		—	2,106,101
Barclays Capital Inc.†	2,404	USD	0.00%		—	2,403,808
Barclays Capital Inc.†	1,141	USD	0.00%		—	1,141,240
Barclays Capital Inc.†	1,534	EUR	0.00%		—	1,936,909
Barclays Capital Inc.†	3,004	USD	0.05%		—	3,003,639
Barclays Capital Inc.†	1,777	USD	0.05%		—	1,777,294
Barclays Capital Inc.†	2,415	USD	0.05%		—	2,414,620

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Portfolio of Investments

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2014
Barclays Capital Inc.†	5,349	USD	0.05%		—	$5,349,151
Credit Suisse Securities (USA) LLC†	1,366	USD	(2.00	)%*	—	1,362,439
Credit Suisse Securities (USA) LLC†	922	USD	(2.00	)%*	—	920,098
Credit Suisse Securities (USA) LLC†	371	USD	(2.00	)%*	—	371,335
Credit Suisse Securities (USA) LLC†	602	USD	(1.00	)%*	—	600,798
Credit Suisse Securities (USA) LLC†	2,052	EUR	(0.75	)%*	—	2,591,723
Credit Suisse Securities (USA) LLC†	1,137	USD	(0.50	)%*	—	1,136,344
Credit Suisse Securities (USA) LLC†	1,636	USD	(0.25	)%*	—	1,635,112
Credit Suisse Securities (USA) LLC†	193	USD	(0.25	)%*	—	193,452
Credit Suisse Securities (USA) LLC†	357	USD	(0.25	)%*	—	357,282
Credit Suisse Securities (USA) LLC†	1,477	USD	(0.25	)%*	—	1,477,254
Credit Suisse Securities (USA) LLC†	1,169	USD	(0.25	)%*	—	1,168,875
Credit Suisse Securities (USA) LLC†	506	EUR	(0.25	)%*	—	638,466
Credit Suisse Securities (USA) LLC†	648	EUR	(0.25	)%*	—	818,450
Credit Suisse Securities (USA) LLC†	2,490	USD	(0.15	)%*	—	2,489,948
Credit Suisse Securities (USA) LLC†	1,733	USD	(0.10	)%*	—	1,732,996
Credit Suisse Securities (USA) LLC†	607	USD	0.00%		—	607,110
Credit Suisse Securities (USA) LLC†	711	USD	0.00%		—	711,375
Credit Suisse Securities (USA) LLC†	1,233	USD	0.00%		—	1,232,805
Credit Suisse Securities (USA) LLC†	2,615	USD	0.00%		—	2,615,498
Credit Suisse Securities (USA) LLC†	3,654	USD	0.00%		—	3,654,375
Credit Suisse Securities (USA) LLC†	845	USD	0.00%		—	844,600
Credit Suisse Securities (USA) LLC†	725	USD	0.00%		—	725,000
Credit Suisse Securities (USA) LLC†	5,525	USD	0.00%		—	5,524,600
Credit Suisse Securities (USA) LLC†	1,672	USD	0.00%		—	1,672,000
Deutsche Bank Securities Inc.	66,788	USD	(0.66	)%*	10/08/14	66,787,500
Deutsche Bank Securities Inc.†	1,549	USD	0.00%		—	1,548,820
Deutsche Bank Securities Inc.†	2,925	USD	0.00%		—	2,925,000
Deutsche Bank Securities Inc.†	2,816	USD	0.05%		—	2,816,137
ING Bank NV†	3,459	USD	(0.25	)%*	—	3,458,691
ING Bank NV†	486	USD	(0.25	)%*	—	485,549
ING Bank NV†	361	USD	(0.25	)%*	—	360,430
ING Bank NV†	849	USD	(0.10	)%*	—	848,590
JPMorgan Chase Bank, NA†	636	USD	(0.25	)%*	—	635,788
JPMorgan Chase Bank, NA†	973	USD	(0.25	)%*	—	972,605
JPMorgan Chase Bank, NA	67,901	USD	(1.34	)%*	10/02/14	67,877,856
RBC Capital Markets†	7,330	USD	0.00%		—	7,330,198
RBC Captial Markets†	2,807	USD	(0.50	)%*	—	2,806,544

						$239,381,610

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2014.

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate market value of these securities amounted to $559,905,508 or 43.6% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $239,566,136.

(c)	Security is in default and is non-income producing.

(d)	Convertible security.

(e)	Restricted and illiquid security.

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Restricted Securities	Acquisition Date	Cost		Market Value	Percentage of Net Assets
Data & Audio Visual Enterprises Wireless, Inc. 9.50%, 4/29/18	4/26/11	$1,235,996		$1,037,089	0.08%
Exide Technologies 8.625, 2/01/18	1/13/11	1,925,812		643,500	0.05
Gallery Media	9/15/10	– 0	–	856,950	0.07
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/11/12	1,773,509		1,588,155	0.12
Travelport LLC	5/04/12	1,605,891		1,322,512	0.10

(f)	Defaulted.

(g)	Floating Rate Security. Stated interest rate was in effect at September 30, 2014.

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2014.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.78% of net assets as of September 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Alion Science and Technology Corp. 0.0%, 3/15/17	3/11/10	$	– 0	–	$	– 0	–	0.00%
Costa Rica Government International Bond 11.13%, 3/28/18	1/07/13		1,360,519			1,273,040		0.10%
Costa Rica Government International Bond 10.58%, 6/22/16	1/07/13		1,325,240			1,245,286		0.10%
Dominican Republic International Bond 16.00%, 7/10/20	12/08/10		6,440,684			6,603,751		0.51%
Golden Energy Offshore Services AS 8.99%, 5/28/17	5/14/14		506,624			465,777		0.04%
Virgolino de Oliveira Finance SA 10.875%, 1/13/20	06/09/14		477,430			411,600		0.03%

(j)	Non-income producing security.

(k)	Illiquid security.

(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2014.

(m)	Variable rate coupon, rate shown as of September 30, 2014.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	Fair valued by the Adviser.

(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(r)	IO - Interest Only

(s)	One contract relates to 100 shares.

(t)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(u)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Portfolio of Investments

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2014, the fund’s total exposure to subprime investments was 6.99% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

COP – Colombian Peso

CRC – Costa Rican Colon

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PHP – Philippine Peso

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

Glossary:

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

GSE – Government-Sponsored Enterprise

INTRCONX – Inter-Continental Exchange

JSC – Joint Stock Company

LCH – London Clearing House

LIBOR – London Interbank Offered Rates

MTN – Medium Term Note

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RTP – Right to Pay

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2014 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,444,038,451)	$1,490,752,337
Affiliated issuers (cost $6,962,993)	6,962,993
Foreign currencies, at value (cost $218)	219
Due from broker	602,185	(a)
Receivable for investment securities sold	70,146,023
Dividends and interest receivable	25,111,076
Unrealized appreciation on forward currency exchange contracts	9,582,697
Upfront premiums paid on credit default swaps	3,306,985
Unrealized appreciation on credit default swaps	2,987,849
Receivable for variation margin on exchange-traded derivatives	111,965

Total assets	1,609,564,329

Liabilities
Payable for reverse repurchase agreements	239,381,610
Payable for investment securities purchased	77,724,183
Upfront premiums received on credit default swaps	3,323,291
Unrealized depreciation on forward currency exchange contracts	1,505,371
Unrealized depreciation on credit default swaps	1,292,636
Advisory fee payable	1,028,729
Cash collateral received from broker	149,999
Unrealized depreciation on total return swaps	132,975
Due to Custodian	39,157
Administrative fee payable	33,030
Options written, at value (premiums received $29,091)	25,098
Accrued expenses and other liabilities	492,732

Total Liabilities	325,128,811

Net Assets	$1,284,435,518

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,195,922,732
Undistributed net investment income	872,253
Accumulated net realized gain on investment and foreign currency transactions	30,084,136
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities	56,694,100

	$1,284,435,518

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$14.90

(a)	Represents amount on deposit at the broker as collateral for open derivative contracts.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2014 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $8,878)	$49,063,258
Dividends
Unaffiliated issuers	1,646,352
Affiliated issuers	6,927
Other fee income	25,863	$50,742,400

Expenses
Advisory fee (see Note B)	5,917,935
Custodian	128,762
Printing	89,439
Audit	71,524
Administrative	48,871
Registration fees	38,240
Directors’ fees	29,371
Transfer agency	23,109
Legal	13,298
Miscellaneous	40,546

Total expenses before interest expense	6,401,095
Interest expense	33,671

Total expenses		6,434,766

Net investment income		44,307,634

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,672,598
Swaps		1,174,331
Futures		34,152
Options written		1,382,064
Foreign currency transactions		7,864,112
Net change in unrealized appreciation/depreciation of:
Investments		(43,480,857)
Swaps		(1,652,588)
Futures		639,664
Options written		(291,714)
Foreign currency denominated assets and liabilities		6,452,296

Net loss on investment and foreign currency transactions		(24,205,942)

Net Increase in Net Assets from Operations		$20,101,692

See notes to financial statements.

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2014 (unaudited)		Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,307,634		$97,966,498
Net realized gain on investment and foreign currency transactions	14,127,257		32,797,495
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(38,333,199)		(38,212,482)

Net increase in net assets from operations	20,101,692		92,551,511
Dividends and Distributions to Shareholders from:
Net investment income	(45,184,351)		(111,966,291)
Net realized gain on investment and foreign currency transactions	– 0	–	(24,549,589)
Capital Stock Transactions:
Net increase	– 0	–	1,240,125

Total decrease	(25,082,659)		(42,724,244)
Net Assets:
Beginning of period	1,309,518,177		1,352,242,421

End of period (including undistributed net investment income of $872,253 and $1,748,970, respectively)	$1,284,435,518		$1,309,518,177

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2014 (unaudited)

Net increase in net assets from operations		$20,101,692
Reconciliation of Net Increase in Net Assets from Operations to Net Increase in Cash from Operating Activities:
Increase in interest and dividends receivable	$(640,712)
Increase in receivable for investment securities sold.	(57,310,706)
Net accretion of bond discount and amortization of bond premium.	(1,470,927)
Increase in payable for investment securities purchased	65,345,840
Increase in accrued expenses	252,648
Decrease in due from broker	1,844,671
Purchases of long-term investments	(418,036,133)
Proceeds from disposition of long-term investments	236,937,477
Proceeds from disposition of short-term investments, net.	11,782,316
Payments on swap contracts, net	(1,198,306)
Proceeds from written options, net	922,177
Proceeds from futures settlements, net	34,152
Variation margin received on futures	715,352
Variation margin paid on centrally cleared swaps	(324,961)
Decrease in cash collateral received from broker	(150,001)
Net realized gain on investment and foreign currency transactions	(14,127,257)
Net change in unrealized appreciation/ depreciation of investments and foreign currency denominated assets and liabilities	38,333,199

Total adjustments		(137,091,171)

Net increase in cash from operating activities		$(116,989,479)

Financing Activities:
Cash dividends paid (net of dividend reinvestments)	(45,184,351)
Increase in due to custodian	39,157
Decrease in reverse repurchase agreements	152,955,913

Net decrease in cash from financing activities		107,810,719
Effect of exchange rate on cash.		8,125,711

Net decrease in cash		(1,053,049)
Cash at beginning of period		1,053,268

Cash at end of period.		$219

In accordance with U.S. GAAP, the Fund has included a Statement of Cash Flows as a result of its substantial investments in Level 3 securities throughout the period.

See notes to financial statements.

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less. If the original term to maturity exceeded 60 days, the securities are valued by a pricing service, if a market price is available. If a market price is not available, the securities are valued by using amortized cost as of the 61st day prior to maturity. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Notes to Financial Statements

establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Notes to Financial Statements

instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grades	$	– 0	–	$801,584,329		$8,665,772	#	$810,250,101
Governments – Treasuries		– 0	–	201,586,348		– 0	–	201,586,348
Corporates – Investment Grades		– 0	–	98,104,058		662,722		98,766,780
Collateralized Mortgage Obligations		– 0	–	– 0	–	83,792,281		83,792,281
Bank Loans		– 0	–	– 0	–	51,751,386	#	51,751,386
Emerging Markets – Sovereigns		– 0	–	50,560,348		– 0	–	50,560,348
Emerging Markets – Corporate Bonds		– 0	–	47,192,785		– 0	–	47,192,785
Preferred Stocks		31,229,204		2,419,945		– 0	–	33,649,149
Commercial Mortgage-Backed Securities		– 0	–	5,584,094		21,562,951		27,147,045
Governments – Sovereign Bonds		– 0	–	14,775,485		– 0	–	14,775,485
Emerging Markets – Treasuries		– 0	–	2,347,945		9,122,077		11,470,022

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Investments in Securities	Level 1			Level 2		Level 3			Total
Local Governments – Municipal Bonds	$	– 0	–	$11,216,073		$	– 0	–	$11,216,073
Governments – Sovereign Agencies		– 0	–	9,948,553			– 0	–	9,948,553
Asset-Backed Securities		– 0	–	– 0	–		9,808,778		9,808,778
Whole Loan Trusts		– 0	–	– 0	–		9,123,438		9,123,438
Quasi-Sovereigns		– 0	–	7,873,061			– 0	–	7,873,061
Local Governments – Regional Bonds		– 0	–	4,782,388			– 0	–	4,782,388
Common Stocks		494,700		– 0	–		2,688,514		3,183,214
Investment Companies		– 0	–	– 0	–		2,265,154		2,265,154
Options Purchased – Puts		– 0	–	793,631			– 0	–	793,631
Warrants		292		– 0	–		– 0	–#	292
Short-Term Investments:
Investment Companies		6,962,993		– 0	–		– 0	–	6,962,993
Time Deposits		– 0	–	816,025			– 0	–	816,025

Total Investments in Securities		38,687,189		1,259,585,068			199,443,073		1,497,715,330
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	2,987,849			– 0	–	2,987,849
Centrally Cleared Credit Default Swaps		– 0	–	459,227			– 0	–	459,227 †
Centrally Cleared Interest Rate Swaps		– 0	–	279,582			– 0	–	279,582 †
Forward Currency Exchange Contracts		– 0	–	9,582,697			– 0	–	9,582,697
Liabilities
Credit Default Swaps		– 0	–	(1,292,636)			– 0	–	(1,292,636)
Centrally Cleared Credit Default Swaps		– 0	–	(490,404)			– 0	–	(490,404)†
Forward Currency Exchange Contracts		– 0	–	(1,505,371)			– 0	–	(1,505,371)
Total Return Swaps		– 0	–	(132,975)			– 0	–	(132,975)
Credit Default Swaptions Written		– 0	–	(25,098)			– 0	–	(25,098)

Total^		$38,687,189		$1,269,447,939			$199,443,073		$1,507,578,201

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grades#			Corporates - Investment Grades		Collateralized Mortgage Obligations		Bank Loans#
Balance as of 3/31/14		$9,271,368		$742,459		$87,760,684		$62,922,237
Accrued discounts/(premiums)		(26,116)		(58)		390,062		141,231
Realized gain (loss)		(862,292)		– 0	–	1,393,614		(182,625)
Change in unrealized appreciation/depreciation		765,155		(79,679)		(516,270)		(1,752,665)
Purchases		2,045,237		– 0	–	4,000,332		7,983,666
Sales/Paydowns		(1,782,649)		– 0	–	(9,236,141)		(17,360,458)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		476,069		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(1,221,000)		– 0	–	– 0	–	– 0	–

Balance as of 9/30/14		$8,665,772		$662,722		$83,792,281		$51,751,386

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14**		$58,441		$(79,679)		$(339,565)		$(1,552,518)

	Emerging Markets - Corporate Bonds			Commercial Mortgage - Backed Securities		Emerging Markets - Treasuries		Asset- Backed Securities
Balance as of 3/31/14		$1,574,225		$16,845,856		$9,397,127		$10,151,825
Accrued discounts/(premiums)		– 0	–	43,898		(30,475)		93,176
Realized gain (loss)		– 0	–	6,064		(65,558)		164,873
Change in unrealized appreciation/depreciation		– 0	–	(7,593)		546,873		(60,443)
Purchases		– 0	–	4,785,142		– 0	–	– 0	–
Sales/Paydowns		(1,574,225)		(110,416)		(725,890)		(540,653)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 9/30/14	$	– 0	–	$21,562,951		$9,122,077		$9,808,778

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14**	$	– 0	–	$(7,593)		$546,873		$(60,443)

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Whole Loan Trusts		Common Stocks#		Investments Companies			Warrants#
Balance as of 3/31/14	$7,175,881		$11,803,388		$	– 0	–	$	– 0	–
Accrued discounts/ (premiums)	(6,007)		– 0	–		– 0	–		– 0	–
Realized gain (loss)	859		(687,113)			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(106,889)		(227,286)			(53,443)			– 0	–
Purchases	2,919,915		1,323,393			2,318,597			– 0	–
Sales/Paydowns	(860,321)		(9,029,168)			– 0	–		– 0	–
Reclassification	– 0	–	– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	(494,700)			– 0	–		– 0	–

Balance as of 9/30/14	$9,123,438		$2,688,514			$2,265,154		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14**	$(106,889)		$(538,999)			$(53,443)		$	– 0	–

	Total
Balance as of 3/31/14	$217,645,050
Accrued discounts/ (premiums)	605,711
Realized gain (loss)	(232,178)
Change in unrealized appreciation/depreciation	(1,492,240)
Purchases	25,376,282
Sales/Paydowns	(41,219,921)
Reclassification	– 0	–
Transfers into Level 3	476,069
Transfers out of Level 3	(1,715,700)

Balance as of 9/30/14	$199,443,073	+

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14**	$(2,133,815)

#	Fund held securities with zero market value during the reporting period.

+	There were di minimis transfers under 1% of net assets during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

Notes to Financial Statements

The following represents information about significant observable inputs related to the Fund with material categories of Level 3 investments at September 30, 2014. Securities priced by third party vendors or at cost are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 9/30/2014			Valuation Technique	Unobservable Input	Range/Weighted Average
Corporates – Non-Investment Grades	$	– 0	–	Qualitative Assessment		$0.00/ N/A
Whole Loan Trusts		$2,787,120		Market Approach	Level Yield	$5.53/ N/A
		$1,490,458		Market Approach	Internal Rate of Return	Benchmark & 500 bp/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2014, such fee amounted to $48,871.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2014, there was no such reimbursement paid to ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2014, is as follows:

Market Value March 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2014 (000)	Dividend Income (000)
$ 18,398	$211,119	$222,554	$6,963	$7

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2014 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$272,767,685	$216,398,094
U.S. government securities	135,720,977	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency exchange contracts, written options, futures and swaps) are as follows:

Gross unrealized appreciation	$81,183,106
Gross unrealized depreciation	(34,469,220)

Net unrealized appreciation	$46,713,886

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

Notes to Financial Statements

During the six months ended September 30, 2014, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2014, the Fund held futures for hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerages, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended September 30, 2014, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended September 30, 2014, the Fund held written options for hedging purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	85

Notes to Financial Statements

For the six months ended September 30, 2014, the Fund had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 3/31/14	5,515			$261,583
Options written	16,973			610,206
Options expired	(17,916)			(695,046)
Options bought back	(4,572)			(176,743)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 9/30/14	– 0	–	$	– 0	–

For the six months ended September 30, 2014, the Fund had the following transactions in written swaptions:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 3/31/14	212,950,000		$227,395
Swaptions written	373,820,787		1,281,410
Swaptions expired	(274,253,787)		(584,306)
Swaptions bought back	(279,867,000)		(895,408)
Swaptions closed	– 0	–	– 0	–

Swaptions written outstanding as of 9/30/14	32,650,000		$29,091

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from

86	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded swaps is generally less than privately negotiated swaps, since the clearinghouse, which is the issuer or counterparty to each exchange-traded swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	87

Notes to Financial Statements

prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2014, the Fund held interest rate swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2014, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $39,617,000.

88	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

During the six months ended September 30, 2014, the Fund held credit default swaps for hedging and non-hedging purposes.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as exchange-traded derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	89

Notes to Financial Statements

gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction.

At September 30, 2014 the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$279,582	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	9,582,697		Unrealized depreciation on forward currency exchange contracts	$1,505,371

Foreign exchange contracts	Investments in securities, at value	83,481

Credit contracts	Unrealized appreciation on credit default swaps	2,987,849		Unrealized depreciation on credit default swaps	1,292,636

Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	459,227	*	Receivable/Payable for variation margin on exchange-traded derivatives	490,404	*

Credit contracts	Investments in securities, at value	138,109		Options written, at value	25,098

90	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts			Unrealized depreciation on total return swaps	$132,975

Equity contracts	Investment in securities, at value	$572,041

Total		$14,102,986		$3,446,484

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2014:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	$(980,119)	$166,093

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation of futures	34,152	639,664

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(62,969)	– 0	–

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	7,485,606	6,343,630

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	91

Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Foreign exchange contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	$(294,714)		$(81,499)

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(1,315,937)		154,851

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	2,154,450		(1,685,706)

Credit contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	1,208,002		(291,714)

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation of swaps	– 0	–	(132,975)

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation of investment transactions	(2,158,726)		178,995

Equity contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation of options written	174,062		– 0	–

Total		$6,243,807		$5,291,339

92	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The following table represents the volume of the Fund’s derivative transactions during the six months ended September 30, 2014:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts.	$35,528,112	(a)
Average notional amount of sale contracts	$49,181,848

Centrally Cleared Interest Rate Swaps:
Average notional amount.	$153,197,143

Credit Default Swaps:
Average notional amount of buy contracts	$60,369,075
Average notional amount of sale contracts	$54,031,136

Foreign Exchange Contracts:
Average principal amount of buy contracts.	$112,323,000
Average principal amount of sale contracts	$267,823,182

Futures:
Average original value of buy contracts.	$141,272,156	(b)

Purchased Options Contracts:
Average cost.	$1,255,963

Total Return Swaps:
Average notional amount.	$13,110,000	(c)

(a)	Positions were open for five months during the period.

(b)	Positions were open for six months during the period.

(c)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2014:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Goldman Sachs**	$58,223	$	– 0	–	$	– 0	–	$	– 0	–	$58,223
Morgan Stanley & Co. LLC**	410,067		(16,983)			– 0	–		– 0	–	393,084
UBS AG*	76,494		– 0	–		– 0	–		– 0	–	76,494

Total	$544,784		$(16,983)		$	– 0	–	$	– 0	–	$527,801

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	93

Notes to Financial Statements

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*		Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, N.A.	$250,222	$	– 0	–	$	– 0	–	$(250,222)		$	– 0	–
Barclays Bank PLC	1,092,065		(868,566)			– 0	–	– 0	–		223,499
Brown Brothers Harriman & Co.	999,291		(72,903)			– 0	–	– 0	–		926,388
Citibank, N.A.	1,029,125		(703,994)			– 0	–	– 0	–		325,131
Credit Suisse International	732,145		(202,063)			– 0	–	(445,847)			84,235
Deutsche Bank AG	129,646		– 0	–		(129,646)		– 0	–		– 0	–
Goldman Sachs Bank USA	2,152,767		(1,977,546)			– 0	–	– 0	–		175,221
Goldman Sachs International	411,098		(120,220)			– 0	–	– 0	–		290,878
JPMorgan Chase Bank, N.A.	5,510,278		– 0	–		– 0	–	– 0	–		5,510,278
Morgan Stanley Capital Services LLC.	272,599		(272,599)			– 0	–	– 0	–		– 0	–
Royal Bank of Scotland	2,302,314		(219,301)			– 0	–	– 0	–		2,083,013
UBS AG	185,344		(48,542)			– 0	–	– 0	–		136,802

Total	$15,066,894		$(4,485,734)			$(129,646)		$(696,069)			$9,755,445	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC**	$16,983	$(16,983)		$	– 0	–	$	– 0	–	$	– 0	–

Total	$16,983	$(16,983)		$	– 0	–	$	– 0	–	$	– 0	–

OTC Derivatives:
Barclays Bank PLC	$868,566	$(868,566)		$	– 0	–	$	– 0	–	$	– 0	–
BNP Paribas	88,820	– 0	–		– 0	–		– 0	–		88,820
Brown Brothers Harriman & Co.	72,903	(72,903)			– 0	–		– 0	–		– 0	–
Citibank, N.A.	703,994	(703,994)			– 0	–		– 0	–		– 0	–
Credit Suisse International	202,063	(202,063)			– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA	1,977,546	(1,977,546)			– 0	–		– 0	–		– 0	–
Goldman Sachs International	120,220	(120,220)			– 0	–		– 0	–		– 0	–
Morgan Stanley and Co International PLC. .	132,975	– 0	–		– 0	–		– 0	–		132,975

94	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Morgan Stanley Capital Services LLC.	$379,912	$(272,599)		$	– 0	–	$(107,313)		$	– 0	–
Royal Bank of Scotland	219,301	(219,301)			– 0	–	– 0	–		– 0	–
Standard Chartered Bank	214,072	– 0	–		– 0	–	– 0	–		214,072
UBS AG	48,542	(48,542)			– 0	–	– 0	–		– 0	–

Total	$5,028,914	$(4,485,734)		$	– 0	–	$(107,313)			$435,867	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at September 30, 2014.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty. See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	95

Notes to Financial Statements

of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2014, the average amount of reverse repurchase agreements outstanding was $94,710,899 and the daily weighted average interest rate was (0.47)%. During the period, the Fund received net interest payments from counterparties. At September 30, 2014, the Fund had reverse repurchase agreements outstanding in the amount of $239,381,610 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2014:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$45,445,967	$(45,445,967)	$	– 0	–
Credit Suisse Securities (USA) LLC.	35,081,935	(34,285,421)		796,514
Deutsche Bank Securities, Inc	74,077,457	(74,077,457)		– 0	–
ING Bank N.V	5,153,260	(4,698,906)		454,354
JPMorgan Chase Bank, N.A.	69,486,249	(69,486,249)		– 0	–
RBC Capital Markets	10,136,742	(8,574,295)		1,562,447

Total	$239,381,610	$(236,568,295)		$2,813,315

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations

96	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

for investing in future Participations, and receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of September 30, 2014, the Fund had no unfunded loan commitments outstanding.

As of September 30, 2014, the fund had no bridge loan commitments outstanding.

During the six months ended September 30, 2014, the Fund received commitment fees or additional funding fees in the amount of $25,863.

NOTE D

Capital Stock

During the six months ended September 30, 2014 the Fund issued no shares in connection with the Fund’s dividend reinvestment plan. During the year ended March 31, 2014 the Fund issued 77,899 shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	97

Notes to Financial Statements

Mortgage-Backed and/or Other Asset-Backed Securities Risk—Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Foreign investment risk may be particularly high to the extent the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

98	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2015 will be determined at the end of the current fiscal year.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	99

Notes to Financial Statements

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 were as follows:

	2014	2013
Distributions paid from:
Ordinary income	$111,966,291	$117,708,724
Long-term capital gains	24,549,589	6,067,305

Total taxable distributions	136,515,880	123,776,029

Total distributions paid	$136,515,880	$123,776,029

As of March 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,621,617
Undistributed capital gains	13,569,861
Accumulated capital and other losses	(491,586	)(a)
Unrealized appreciation/(depreciation)	92,033,259	(b)

Total accumulated earnings/(deficit)	$112,733,151

(a)	As of March 31, 2014, the cumulative deferred loss on straddles was $491,586.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), swaps and partnerships, and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2014, the Fund did not have any capital loss carryforwards.

NOTE G

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

100	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2014 (unaudited)	Year Ended March 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 15.19	$ 15.70	$ 14.81	$ 15.48	$ 14.47	$ 9.58

Income From Investment Operations
Net investment income(a)	.51	1.14	1.21	1.23	1.30	1.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.28)	(.07)	1.12	(.38)	.91	4.84
Contributions from Adviser	– 0	–	– 0	–	– 0	–	.00	(b)	.00	(b)	– 0	–

Net increase in net asset value from operations	.23	1.07	2.33	.85	2.21	6.03

Less: Dividends and Distributions
Dividends from net investment income	(.52)	(1.30)	(1.37)	(1.52)	(1.20)	(1.14)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.28)	(.07)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.52)	(1.58)	(1.44)	(1.52)	(1.20)	(1.14)

Net asset value, end of period	$ 14.90	$ 15.19	$ 15.70	$ 14.81	$ 15.48	$ 14.47

Market value, end of period	$ 13.52	$ 14.76	$ 16.33	$ 15.02	$ 14.90	$ 14.23

Premium/(Discount), end of period	(9.26)%	(2.83)%	4.01%	1.42%	(3.75)%	(1.66)%
Total Return
Total investment return based on:(c)
Market value	(4.43)%	0.37%	19.40%	11.88%	13.83	%*	88.70%
Net asset value	1.74%	7.44%	16.42%	6.18%	16.30	%*	66.05%

See footnote summary on page 102.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	101

Financial Highlights

	Six Months Ended September 30, 2014 (unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,284,436		$1,309,518	$1,352,232	$1,267,204	$1,318,652	$1,232,796
Ratio to average net assets of:
Expenses	.98	%(d)	.98%	.98%	.98%	1.01%	1.09%
Expenses, excluding interest expense	.97	%(d)	.97%	.97%	.96%	.97%	1.01%
Expenses, excluding interest and TALF administration fee	.97	%(d)	.97%	.97%	.96%	.97%	1.00%
Net investment income	6.74	%(d)	7.43%	8.00%	8.33%	8.76%	9.44%
Portfolio turnover rate	16%		36%	38%	26%	52%	38%

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from the class actions settlements, which enhanced the Fund’s performance for the year ended March 31, 2011 by 0.01%.

See notes to financial statements.

102	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)	If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)	If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	103

Additional Information

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

104	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Additional Information

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Marco G. Santamaria(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Vincent S. Noto, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 30170

College Point, TX 77842-3170

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 30, 2014, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	105

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

106	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

US Equity

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Select US Equity Portfolio

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Fixed Income (continued)

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Closed-End Funds

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We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	107

AllianceBernstein Family of Funds

NOTES

108	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients, or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0914

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2014